UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23568

Gabelli ETFs Trust

(Exact name of registrant as specified in charter)

One Corporate Center
Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

John C. Ball
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: December 31

Date of reporting period: June 30, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

Gabelli Automation ETF

Semiannual Report — June 30, 2023

(Y)our Portfolio Management Team

Justin Bergner, CFA Portfolio Manager BA, Yale University MBA, University of Pennsylvania	Brett Kearney, CFA Portfolio Manager BA, Washington & Lee University MBA, Columbia Business School	Hendi Susanto Portfolio Manager BS, University of Minnesota, MBA, Wharton School of Business

To Our Shareholders,

For the six months ended June 30, 2023, the net asset value (NAV) total return of Gabelli Automation ETF (the Fund) was 11.6% compared with a total return of 16.9% for the S&P 500 Index. The total return based on the Fund’s Market Price was 11.6%. The Fund’s NAV per share was $23.27, while the price of the publicly traded shares closed at $23.29 on the New York Stock Exchange (NYSE) Arca. See page 4 for additional performance information.

Enclosed are the financial statements, including the schedule of investments, for the Fund’s semiannual report as of June 30, 2023.

As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website www.gabelli.com/funds/etfs, and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. To elect to receive all future reports on paper free of charge, please contact your financial intermediary, or, if you invest directly with the Fund, you may call 800-422-3554 or send an email request to info@gabelli.com.

Investment Objective and Strategy (Unaudited)

The Fund will primarily invest in U.S. exchange listed common stock and preferred stock. The Fund may also invest in foreign securities by investing in American Depositary Receipts. The Fund focuses on companies which appear underpriced relative to their Private Market Value (“PMV”). PMV is the value the Adviser believes informed investors would be willing to pay for a company. Under normal market conditions, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets, plus borrowings for investment purposes, in publicly traded equity securities of automation firms (“Automation Companies”) listed on a domestic or foreign exchange, throughout the world, including the United States (the “80% Policy”).

The Fund defines Automation Companies as any company that is engaged in designing, developing, supporting, or manufacturing automation equipment, related technology, or processes, and also firms that use these technologies, equipment, and processes to automate parts of their own businesses. These firms include industrial and service automation, cobotics, robotics, artificial intelligence, autonomous driving, and related equipment, technology, and services. In pursuing the investment theme, the Fund may invest in firms in any economic sector and in any geographic region.

Performance Discussion (Unaudited)

GAST holds a number of cyclical industrial companies whose stocks were pressured by recession fears during the first half of this year and benefitted less than others from enthusiasm surrounding artificial intelligence. While broad inflation pressures have eased from peak levels last year, businesses continue to struggle with labor availability and wage pressure. At the same time, there is currently a manufacturing construction boom in the U.S. (with investment into new manufacturing structures accounting for nearly 0.5% of GDP in the first half of 2023, the most since 1991, according to the Commerce Department). Companies have been reshoring production to North America and capitalizing on federal incentives provided in the Infrastructure Investment and Jobs Act, Inflation Reduction Act, and CHIPS and Science Act.

Top contributors to performance in the first half of the year included: Matthews (2.8% of net assets as of June 30, 2023) showed great returns as investors gained greater appreciation for its energy storage business. Matthew’s industrial technologies segment includes nearly $100 million in fast-growing energy storage revenue, where the company sells dry electrode machines to electric vehicle companies and battery makers (to press lithium powder into “battery sheets” less expensively than with standard wet electrode machinery). The segment also contains growing warehouse automation revenue, where Matthews sells predominantly software to retail, e-commerce, and automated assembly companies in the U.S; and L.B. Foster Company (2.0%) is benefitting from strong demand for its rail technologies offering, which includes automated track lubrication systems and sensor-enabled remote track monitoring solutions (for passenger and freight rail networks) as well as information totems and display systems used at passenger rail stations. The company has seen a notable uptick in interest for its track condition monitoring systems (including its proprietary Wheel Impact Load Detection system) following recent high-profile train derailments (including in East Palestine, OH) and may receive a further benefit from the U.S. Railway Safety Act (currently making its way through Congress).

Detractors from the portfolio included: Ardagh Metal Packaging (no longer held) was one of our biggest detractors in the first half of 2023 as the company reduced its near-term outlook for sales in Brazil (due to political uncertainty following the October 2022 election and presidential transition process) and North America (where beverage can volumes face moderate headwinds from inflation-strapped consumers); and Aspen Technology (1.1%) was also a detractor in the first half of 2023 as the company announced disappointing Q1 2023 results and near-term outlook. We used the sell-off in the stock to build our position in Aspen Technology as we expect

2

the company to benefit from secular growth in process automation software. We are encouraged that the board, in May, authorized a new $100 million share repurchase authorization to capitalize on short-term weakness in shares.

We appreciate your investment in Gabelli Automation ETF.

Thank you for your confidence and trust.

The views expressed reflect the opinions of the Fund’s portfolio managers and Gabelli Funds, LLC, the Adviser, as of the date of this report and are subject to change without notice based on changes in market, economic, or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

3

Comparative Results

Average Annual Returns through June 30, 2023 (Unaudited)

Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of ex-penses. Performance returns for periods of greater than one year are annualized.

	6 Months	1 Year	Since Inception (1/3/22) (a)
Gabelli Automation ETF (GAST)
NAV Total Return	11.60%	19.87%	(4.21)%
Investment Total Return (b)	11.60	20.20	(4.19)
S&P 500 Index (c)	16.89	19.59	(3.30)

(a)	GAST first issued shares January 3, 2022, and shares commenced trading on the NYSE Arca January 5, 2022.
(b)	Investment total returns are based on the closing market price on the NYSE Arca at the end of the period.
(c)	The S&P 500 Index is a market capitalization weighted index of 500 large capitalization stocks commonly used to represent the U.S. equity market. Dividends are considered reinvested. You cannot invest directly in an index.

In the current prospectus of the Gabelli Automation ETF dated April 28, 2023, the gross expense ratio for the Fund is 0.90%. The net expense ratio for the Fund after contractual expense waiver by Gabelli Funds, LLC (the Adviser) was 0.90%. The waiver is in effect through April 30, 2024. Investors should carefully consider the investment objec-tives, risks, charges, and expenses of the Fund before investing. The prospectus contains information about these and other matters and should be read carefully before investing. To obtain a prospectus, please visit our website at www.gabelli.com/funds/etfs.

Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are sold they may be worth more or less than their original cost. Cur-rent performance may be lower or higher than the performance data presented. Visit www.gabelli.com/funds/etfs for performance information as of the most recent month end.

4

Discount & Premium Information

Information regarding how often shares of the Fund traded on the New York Stock Exchange Arca at a price above, i.e., at a premium, or below, i.e., at a discount, the NAV can be found at www.gabelli.com/funds/etfs.

Information showing the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads for various time periods is available by visiting the Fund’s website at www.gabelli.com/funds/etfs.

This ETF is different from traditional ETFs. Traditional ETFs tell the public what assets they hold each day. This ETF will not. This may create additional risks for your investment. For example:

You may have to pay more money to trade the ETF’s shares. This ETF will provide less information to traders, who tend to charge more for trades when they have less information.

The price you pay to buy ETF shares on an exchange may not match the value of the ETF’s portfolio. The same is true when you sell shares. These price differences may be greater for this ETF compared with other ETFs because it provides less information to traders.

These additional risks may be even greater in bad or uncertain market conditions.

The differences between this ETF and other ETFs may also have advantages. By keeping certain information about the ETF secret, this ETF may face less risk that other traders can predict or copy its investment strategy. This may improve the ETF’s performance. If other traders are able to copy or predict the ETF’s investment strategy, however, this may hurt the ETF’s performance. For additional information regarding the unique attributes and risks of the ETF, see the Active Shares prospectus/registration statement.

5

Gabelli Automation ETF

Disclosure of Fund Expenses (Unaudited)

For the Six Months Period from January 1, 2023 through June 30, 2023	Expense Table

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All funds have operating expenses. As a shareholder of a fund, you incur two types of costs, transaction costs, which include brokerage commissions on purchases and sales of fund shares, and ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund’s costs in two ways:

Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the period ended June 30, 2023, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which would be described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 01/01/23	Ending Account Value 06/30/23	Annualized Expense Ratio	Expenses Paid During Period*
Gabelli Automation ETF
Actual Fund Return
	$1,000.00	$1,116.00	0.00%	$0.00
Hypothetical 5% Return
	$1,000.00	$1,024.79	0.00%	$0.00

*	Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (181 days), then divided by 365.

6

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of June 30, 2023:

GABELLI AUTOMATION ETF

Prepackaged Software	10.5%
Aerospace and Defense	7.0%
Equipment and Supplies	6.2%
Measuring & Controlling Devices, NEC	5.4%
Metal Cans	4.7%
Electronics	4.3%
Electronic & Other Electrical Equipment	4.3%
Consumer Services	4.0%
Consumer Products	3.7%
Financial Services	3.2%
General Industrial Machinery & Equipment	2.8%
Wholesale-Durable Goods	2.5%
Environmental Services	2.4%
Pumps & Pumping Equipment	2.4%
Electric Lighting & Wiring Equipment	2.4%
Computer Programming, Data Processing, Etc	2.3%
Industrial Instruments For Measurement, Display, and Control	2.1%
Diversified Industrial	2.0%
Building and Construction	1.8%
Computer Software and Services	1.5%
Computer Integrated Systems Design	1.1%
Fabricated Structural Metal Products	0.9%
Other Assets and Liabilities (Net)	22.5%
100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how each Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

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Gabelli Automation ETF

Schedule of Investments — June 30, 2023 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 77.5%
	Aerospace and Defense — 7.0%
4,454	Allied Motion Technologies Inc.	$185,733	$177,893
2,250	Mercury Systems Inc.†	94,751	77,827
192	Northrop Grumman Corp.	90,374	87,514
		370,858	343,234
	Building and Construction — 1.8%
1,307	Johnson Controls International plc	105,236	89,059

	Computer Integrated Systems Design — 1.1%
4,232	Kyndryl Holdings Inc.†	78,597	56,201

	Computer Programming, Data Processing, Etc. — 2.3%
920	Alphabet Inc., Cl. A†	131,008	110,124

	Computer Software and Services — 1.5%
3,000	NCR Corp.†	58,726	75,600

	Consumer Products — 3.7%
1,430	Spectrum Brands Holdings Inc.	107,594	111,612
2,283	The AZEK Co. Inc.†	103,375	69,152
		210,969	180,764
	Consumer Services — 4.0%
520	Amazon.com Inc.†	86,538	67,787
7,288	Resideo Technologies Inc.†	184,826	128,706
		271,364	196,493
	Diversified Industrial — 2.0%
6,750	L B Foster Co., Cl. A†	66,801	96,390

	Electric Lighting & Wiring Equipment — 2.4%
2,691	AZZ Inc.	130,930	116,951

	Electronic & Other Electrical Equipment — 4.3%
2,300	Emerson Electric Co.	218,886	207,897

	Electronics — 4.3%
1,127	Itron Inc.†	78,406	81,256
4,617	Kimball Electronics Inc.†	106,013	127,568
		184,419	208,824
	Environmental Services — 2.4%
769	Republic Services Inc.	104,743	117,788
Shares		Cost	Market Value
	Equipment and Supplies — 6.2%
1,254	AMETEK Inc.	$183,963	$202,997
1,260	Tennant Co.	105,087	102,199
		289,050	305,196
	Fabricated Structural Metal Products — 0.9%
1,229	Proto Labs Inc.†	66,295	42,966

	Financial Services — 3.2%
1,176	Intercontinental Exchange Inc.	157,124	132,982
504	NASDAQ Inc.	32,895	25,125
		190,019	158,107
	General Industrial Machinery & Equipment — 2.8%
3,200	Matthews International Corp., Cl. A	114,103	136,384

	Industrial Instruments For Measurement, Display, and Control — 2.1%
1,407	Fortive Corp.	104,370	105,201

	Measuring & Controlling Devices, NEC — 5.4%
800	Rockwell Automation Inc.	223,478	263,560

	Metal Cans — 4.7%
975	Agnico Eagle Mines Ltd.	50,140	48,731
5,093	Barrick Gold Corp.	96,175	86,224
2,225	Newmont Corp.	101,104	94,919
		247,419	229,874
	Prepackaged Software — 10.5%
400	Aspen Technology Inc.†	71,486	67,044
1,149	Check Point Software Technologies Ltd.†	132,338	144,337
7,044	N-able Inc.†	77,376	101,504
896	Oracle Corp.	78,384	106,705
648	PTC Inc.†	79,201	92,210
		438,785	511,800
	Pumps & Pumping Equipment — 2.4%
1,259	ITT Inc.	131,118	117,351

See accompanying notes to financial statements.

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Gabelli Automation ETF

Schedule of Investments (Continued) — June 30, 2023 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Wholesale-Durable Goods — 2.5%
152	WW Grainger Inc.	$79,128	$119,866

	TOTAL INVESTMENTS — 77.5%	$3,816,302	3,789,630

	Other Assets and Liabilities (Net) — 22.5%		1,097,579

	NET ASSETS — 100.0%		$4,887,209

†	Non-income producing security.

See accompanying notes to financial statements.

9

Gabelli Automation ETF

Statement of Assets and Liabilities

June 30, 2023 (Unaudited)

Assets:
Investments at value (cost $3,816,302)	$3,789,630
Cash	1,096,317
Receivable from Adviser	33
Dividends receivable	1,229
Total Assets	4,887,209
Liabilities:
Total Liabilities	—
Net Assets	$4,887,209
Net Assets Consist of:
Paid-in capital	$5,244,383
Total accumulated loss	(357,174)
Net Assets	$4,887,209

Shares of Beneficial Interest issued and outstanding, no par value; unlimited number of shares authorized:	210,000
Net Asset Value per share:	$23.27

Statement of Operations

For the Six Months Ended June 30, 2023 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $1,762)	$18,996
Total Investment Income	18,996
Expenses:
Investment advisory fees	20,582
Total Expenses	20,582
Less:
Expenses waived by Adviser (See Note 3)	(20,582)
Net Expenses	—
Net Investment Income	18,996

Net Realized and Unrealized Gain/(Loss) on Investments
Net realized loss on investments	(248,158)
Net change in unrealized appreciation on investments	737,152
Net Realized and Unrealized Gain on Investments	488,994
Net Increase in Net Assets Resulting from Operations	$507,990

See accompanying notes to financial statements.

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Gabelli Automation ETF

Statement of Changes in Net Assets

	Six Months Ended June 30, 2023	For the Period Ended December 31,
	(Unaudited)	2022(a)
Operations:
Net investment income	$18,996	$34,135
Net realized loss on investments	(248,158)	(101,430)
Net change in unrealized appreciation/(depreciation) on investments	737,152	(763,824)
Net Increase/(Decrease) in Net Assets Resulting from Operations	507,990	(831,119)

Distributions to Shareholders:
Accumulated earnings	—	(34,045)
Total Distributions to Shareholders	—	(34,045)

Shares of Beneficial Interest Transactions:
Proceeds from sales of shares (See Note 6)	—	5,244,383
Net Increase in Net Assets from Shares of Beneficial Interest Transactions	—	5,244,383

Net Increase in Net Assets	507,990	4,379,219

Net Assets:
Beginning of period	4,379,219	—
End of period	$4,887,209	$4,379,219

Changes in Shares Outstanding:
Shares outstanding, beginning of period	210,000	—
Shares sold	—	210,000
Shares outstanding, end of period	210,000	210,000

(a)	The Fund commenced investment operations on January 5, 2022. The Fund first sold shares on January 3, 2022.

See accompanying notes to financial statements.

11

Gabelli Automation ETF

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the period:

	Six Months Ended June 30, 2023 (Unaudited)		Period Ended December 31, 2022(a)
Operating Performance:
Net Asset Value, Beginning of Period	$20.85		$25.00
Net Investment Income(b)	0.09		0.16
Net Realized and Unrealized Gain/(Loss) on Investments	2.33		(4.15)
Total from Investment Operations	2.42		(3.99)

Distributions to Shareholders:
Net Investment Income	—		(0.16)

Net Asset Value, End of Period	$23.27		$20.85
NAV total return†	11.60%		(15.90)%
Market price, End of Period	$23.28		$20.86
Investment total return††	11.60%		(15.90)%
Net Assets, End of Period (in 000’s)	$4,887		$4,379

Ratio to average net assets of:
Net Investment Income	0.83	%(c)	0.78	%(c)
Operating Expenses Before Waiver	0.90	%(c)	0.90	%(c)
Operating Expenses Net of Waiver	0.00	%(c)	0.00	%(c)
Portfolio Turnover Rate	14%		28%

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the period and sold at the end of the period. Total return for a period of less than one year is not annualized.
††	Based on market price per share. Total return for a period of less than one year is not annualized.
(a)	The Fund commenced investment operations on January 5, 2022. The Fund first sold shares on January 3, 2022.
(b)	Per share data are calculated using the average shares outstanding method.
(c)	Annualized.

See accompanying notes to financial statements.

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Gabelli Automation ETF

Notes to Financial Statements (Unaudited)

1. Organization. The Gabelli ETFs Trust (the Trust) was organized on July 26, 2018 as a Delaware statutory trust and Gabelli Automation ETF (the Fund) commenced investment operations on January 5, 2022. The Fund is a non-diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The Fund is an actively managed ETF, whose investment objective is to seek a high level of total return on its assets with an emphasis on income.

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions, and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations, and its ability to achieve its investment objectives.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the Board) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the Adviser).

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology

13

Gabelli Automation ETF

Notes to Financial Statements (Unaudited) (Continued)

used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of June 30, 2023 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Total Market Value at 06/30/23
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (a)	$3,789,630	$3,789,630
TOTAL INVESTMENTS IN SECURITIES - ASSETS	$3,789,630	$3,789,630

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

There were no Level 2 or Level 3 investments held at June 30, 2023 or December 31, 2022.

Additional Information to Evaluate Qualitative Information

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, and the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income

14

Gabelli Automation ETF

Notes to Financial Statements (Unaudited) (Continued)

(including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by a fund and timing differences. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

The tax character of distributions paid during the period ended December 31, 2022 was as follows:

Period Ended December 31, 2022
Distributions paid from:
Ordinary income	$34,045
Total distributions paid	$34,045

Provision for Income Taxes. The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of the Fund’s net investment company taxable income and net capital gains on an annual basis. Therefore, no provision for federal income taxes is required.

The following summarizes the tax cost on investments and the net unrealized depreciation at June 30, 2023:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Investments	$3,816,302	$288,356	$(315,028)	$(26,672)

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. For the six months ended June 30, 2023, the Fund did not incur any income tax, interest, or penalties. The Fund’s federal and state tax returns will remain open and subject to examination for three years. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to these conclusions are necessary.

3. Investment Advisory Agreement and Other Transactions. Pursuant to an Investment Advisory Agreement with the Trust, the Adviser manages the investments of the Fund’s assets. Under the Investment Advisory Agreement, the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 0.90% of the value of its average daily net assets and the Adviser is responsible for substantially all expenses of the Fund, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to the Adviser; and (v) litigation expenses and any extraordinary expenses.

15

Gabelli Automation ETF

Notes to Financial Statements (Unaudited) (Continued)

The Adviser has contractually agreed to waive its investment advisory fee of 0.90% on the first $25 million in net assets (the Fee Waiver). The Fee Waiver will continue until at least April 30, 2024 and shall not apply to any brokerage costs, acquired Fund fees and expenses, interest, taxes, and extraordinary expenses that the Fund may incur. This agreement may be terminated only by, or with the consent of, the Fund’s Board of Trustees.

During the six months ended June 30, 2023, the Adviser waived expenses in the amount of $20,582.

4. Portfolio Securities. Purchases and sales of securities during the six months ended June 30, 2023, other than short term securities and U.S. Government obligations, aggregated $510,521 and $479,966, respectively.

5. Capital Share Transactions. Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (Creation Units) at NAV, in return for securities, other instruments, and/or cash (the Basket). Except when aggregated in Creation Units, shares of the Fund are not redeemable. Transactions in capital shares of the Fund are disclosed in detail in the Statement of Changes in net assets. Purchasers and redeemers of Creation Units are charged a transaction fee to cover the estimated cost to the Fund of processing the purchase or redemption, including costs charged to it by the NSCC (National Securities Clearing Corporation) or DTC (Depository Trust Company), and the estimated transaction costs, e.g., brokerage commissions, bid-ask spread, and market impact trading costs, incurred in converting the Basket to or from the desired portfolio composition. The transaction fee is determined daily and will be limited to amounts approved by the Board and determined by the Adviser to be appropriate to defray the expenses that the Fund incurs in connection with the purchase or redemption. The purpose of transaction fees is to protect the Fund’s existing shareholders from the dilutive costs associated with the purchase and redemption of Creation Units. The amount of transaction fees will differ depending on the estimated trading costs for portfolio positions and Basket processing costs and other considerations. Transaction fees may include fixed amounts per creation or redemption transactions, amounts varying with the number of Creation Units purchased or redeemed, and varying amounts based on the time an order is placed. The Fund may impose higher transaction fees when cash is substituted for Basket instruments. Higher transaction fees may apply to purchases and redemptions through the DTC than through the NSCC.

6. Transactions with Affiliates and Other Arrangements. During the six months ended June 30, 2023, the Fund paid $4 in brokerage commissions on security trades to G.research, LLC, an affiliate of the Adviser.

The Adviser pays retainer and per meeting fees to Trustees not affiliated with the Adviser, plus specified amounts to the Lead Director and Audit Committee Chairman. Trustees are also reimbursed for out of pocket expenses incurred in attending meetings. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Trust.

7. Significant Shareholder. As of June 30, 2023, the Fund’s Adviser and its affiliates beneficially owned 97.3% of the voting securities of the Fund.

8. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

16

Gabelli Automation ETF

Notes to Financial Statements (Unaudited) (Continued)

9. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

17

Gabelli Automation ETF

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Justin Bergner, CFA, is a Vice President at Gabelli & Company and a portfolio manager for Gabelli Funds LLC, the adviser. Justin rejoined Gabelli & Company in 2013 as a research analyst covering diversified industrials, Home Improvement, and Transport Companies. He began his investment carrier at Gabelli & Company in 2005 as a metals and mining analyst, and subsequently spent five years at Axiom International Investors as a senior analyst focused on industrial and healthcare stocks. Prior to business school, Mr. Bergner worked in management consulting at both Bain & Company and Dean & Company. Mr. Bergner graduated cum laude from Yale University with a BA in Economics & Mathematics and received an MBA in Finance and Accounting from the Wharton School at the University of Pennsylvania.

Brett Kearney, CFA, is a portfolio manager covering industrials with a focus on the flow control and other niche manufacturing sectors. He joined the Firm in 2017. Previously he was an analyst at Schultze Asset Management, an analyst at Fidus Mezzanine Capital, and an investment analyst at the Bond & Corporate Finance Group of John Hancock Financial Services. Brett graduated cum laude with a BS in Business Administration from Washington and Lee University and holds an MBA from Columbia Business School, where he participated in the school’s value investing program.

Hendi Susanto joined Gabelli in 2007 as the lead technology research analyst. He spent his early career in supply chain management consulting and operations in the technology industry. He currently is a portfolio manager of Gabelli Funds, LLC and a vice president of Associated Capital Group Inc. Mr. Susanto received a BS degree summa cum laude from the University of Minnesota, an MS from Massachusetts Institute of Technology, and an MBA degree from the Wharton School of Business.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the contents of the portfolio managers’ commentary are unrestricted. Both the commentary and the financial statements, including the portfolios of investments, will be available on our website at www.gabelli.com.

GABELLI ETFS TRUST GABELLI AUTOMATION ETF One Corporate Center Rye, New York 10580-1422

t 800-GABELLI (800-422-3554)
f 914-921-5118
e info@gabelli.com
GABELLI.COM

Net Asset Values per share available daily by calling 800-GABELLI after 7:00 P.M.

BOARD OF TRUSTEES

Christopher J. Marangi

Managing Director and

Co-Chief Investment Officer,

GAMCO Investors, Inc.

Portfolio Manager for Gabelli

Funds, LLC

John Birch

Partner,

The Cardinal Partners Global

Anthony S. Colavita

Attorney,

Anthony S. Colavita, P.C.

Michael J. Ferrantino

Chief Executive Officer,

InterEx Inc.

Leslie F. Foley

Attorney

Michael J. Melarkey

Of Counsel,

McDonald Carano Wilson LLP

Agnes Mullady

Former Senior Vice President,

GAMCO Investors, Inc.

Kuni Nakamura

President,

Advanced Polymer, Inc.

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

OFFICERS

John C. Ball

President & Treasurer

Peter Goldstein

Secretary & Vice President

Richard J. Walz

Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN, TRANSFER

AGENT, AND DIVIDEND

DISBURSING AGENT

The Bank of New York

Mellon

LEGAL COUNSEL

Paul Hastings LLP

This report is submitted for the general information of the shareholders of Gabelli Automation ETF. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAST Q2/2023

Gabelli Financial Services Opportunities ETF

Semiannual Report — June 30, 2023

Macrae Sykes

Portfolio Manager

BA, Hamilton College

MBA, Columbia Business School

To Our Shareholders,

For the six months ended June 30, 2023, the net asset value (NAV) total return of Gabelli Financial Services Opportunities ETF (the Fund) was 14.4% compared with a total return of (0.5)% for the Standard & Poor’s (S&P) 500 Financials Index. The total return based on the Fund’s Market Price was 14.6%. The Fund’s NAV per share was $28.34, while the price of the publicly traded shares closed at $28.39 on the New York Stock Exchange (NYSE) Arca. See page 4 for additional performance information.

Enclosed are the financial statements, including the schedule of investments, for the Fund’s semiannual report as of June 30, 2023.

As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website www.gabelli.com/funds/etfs, and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. To elect to receive all future reports on paper free of charge, please contact your financial intermediary, or, if you invest directly with the Fund, you may call 800-422-3554 or send an email request to info@gabelli.com.

Investment Objective and Strategy (Unaudited)

The Fund seeks to provide capital appreciation.

Under normal market conditions, the Fund invests at least 80% of the value of its net assets, in the securities of companies principally engaged in the group of industries comprising the financial services sector. As a fundamental policy, the Fund will concentrate (invest at least 25% of the value of its net assets) in the securities of companies principally engaged in the group of industries comprising the financial services sector. The Fund may invest in the equity securities of such companies, such as common stock, or preferred stock of such companies in accordance with the foregoing 80% policy. The Fund may also invest in foreign securities by investing in American Depositary Receipts. The Fund may invest in companies without regard to market capitalization.

The Fund considers a company to be principally engaged in the group of industries comprising the financial services sector if it devotes a significant portion of its assets to, or derives a significant portion of its revenues from, providing financial services. The Fund considers a company to be principally engaged in the group of industries comprising the financial services sector if it devotes 50% of its assets to, or derives 50% of its revenues from, providing financial services. Such services include but are not limited to the following: commercial, consumer, and specialized banking and financing; asset management; publicly-traded, government sponsored financial enterprises; insurance; accountancy; mortgage REITs; brokerage; securities exchanges and electronic trading platforms; financial data, technology, and analysis; and financial transaction and other financial processing services.

Performance Discussion (Unaudited)

Although the broader markets trended higher in the first half, the start of the year brought new surprises and uncertainty. The most notable of the headline events was the failure of major firms Silicon Valley “SVB” and Signature Bank. It is worth noting that between 2001 to early 2023 there have been 562 bank failures (~26 per year). Apparently, it does happen and it will occur again in the future. In SVB’s case, the loss of confidence in the institution was exacerbated by deposit clients who were particularly linked to the venture capital community and influenced by a more concentrated group of institutions. The answer to the stress, determined over a weekend by the regulatory agencies, was to take over the bank, back-stop the deposits, and work to put control in a larger institution. Of course, there will be much examination and potential regulatory changes but, as Jamie Dimon said in in his annual letter, “Simply taking interest rate risk (which contributed to the downfall of SVB) is not a business.”

While the Fund does own select bank stocks, it is not a bank fund. In our opinion, some bank stocks will do well, but in general, there remain headwinds in terms of the inverted yield curve, potentially worsening credit conditions, and change in regulations, all of which will make it more challenging to predict ROEs in the future. At the present time, we see better opportunity in more scaled institutions and in those with diverse revenue streams from asset and wealth management, capital markets, and investment banking. Additionally, we believe these major, branded firms will see less impact on net interest margins from rising funding costs due to more favorable exposure to non-interest bearing deposits and operating checking accounts.

Included in the fund’s title is the word “opportunities,” which was intentioned to highlight the strategy’s ability to take advantage of a diverse set of companies and secular tailwinds. According to the Federal Reserve, total wealth has more than tripled to $140 trillion in 2022 from 1989. The ~$80 trillion that is held by “Baby Boomers” will pass to the next generations through 2045, including approximately $16 trillion in the next decade or an

2

average of $1.6 trillion per year. By comparison, the current bipartisan plans are to increase fiscal stimulus by ~$1.2 trillion on infrastructure over the next several years. So we see no let-up in demand for financial advice or innovation related to supporting this significant economic transfer.

Just 4% of institutional asset allocations are to alternatives according to data from State Street Global Advisors. Investment performance at the top firms has been strong and the asset class offers benefits through diversification. Going forward we expect a further increase in the allocated percentage as well as increased penetration to retail channels. Just a 1% shift is equivalent to trillions in investment funds and we believe industry leaders, Blackstone (NYSE: BX) ($1 trillion of AUM) and Apollo (NYSE: APO) ($600 billion of AUM) are well positioned to capture global share. Another favorite topic in the press has been the upcoming age of “Artificial Intelligence.” In some cases this quarter, technology companies, considered leaders in the field of AI, appreciated on the back of this “new” investor enthusiasm. It is worth noting that AI has been around for some time though. WAZE (founded in 2006) was one of the first applications to combine big, fluid data and provide predictive algorithms for road navigation. JP Morgan Bank (NYSE: JPM) was founded in 1799 and today operates similar banking functions to its original charter company in terms of taking deposits, making loans and providing safe custody of assets. From that smaller platform, it has evolved into a global diversified institution, which generated $38 billion of net income in 2022. Ingrained in management’s capital allocation ethos has been a keen focus on technology spending to drive efficiency, improve client engagement and enable further scale ($3.8 trillion of client assets).

In 2023, the company expects to spend $7.2 billion on technology investments or greater than 2x the revenue of cloud provider, Snowflake (NASDAQ: SNOW). JP Morgan was the first bank to offer an AI-powered virtual assistant for corporate clients to move money around the world. Net/net, for those that are worried about missing this latest fundamental trend, they should remain confident that financial services firms like JP Morgan will use it to good advantage.

The views expressed reflect the opinions of the Fund’s portfolio manager and Gabelli Funds, LLC, the Adviser, as of the date of this report and are subject to change without notice based on changes in market, economic, or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

3

Comparative Results

Cumulative Returns through June 30, 2023 (Unaudited)

Total returns and cumulative returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Performance returns for periods of less than one year are not annualized.

			Since
			Inception
	Six Months	One Year	(5/09/22) (a)
Gabelli Financial Services Opportunities ETF (GABF)
NAV Total Return	14.40%	21.39%	12.94%
Investment Total Return (b)	14.61	21.91	13.12
S&P 500 Financials Index (c)	(0.53)	9.50	1.86

(a)	GABF first issued shares May 9, 2022, and shares commenced trading on the NYSE Arca May 10, 2022.
(b)	Investment total returns are based on the closing market price on the NYSE Arca at the end of the period.
(c)	The S&P 500 Financials Index comprises companies included in the S&P 500 that are classified as members of the financials sector. Dividends are considered reinvested. You cannot invest directly in an index.

In the current prospectus of Gabelli Financial Services Opportunities ETF dated April 28, 2023, the gross expense ratio for the Fund is 0.94%. The net expense ratio for the Fund after contractual expense waiver by Gabelli Funds, LLC (the Adviser) is 0.04%. The waiver is in effect through April 30, 2024. Investors should carefully consider the investment objectives, risks, sales charges, and expenses of the Fund before investing. The prospectus contains information about these and other matters and should be read carefully before investing. To obtain a prospectus, please visit our website at www.gabelli.com/funds/etfs.

Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are sold they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com/funds/etfs for performance information as of the most recent month end.

4

Discount & Premium Information

Information regarding how often shares of the Fund traded on the New York Stock Exchange Arca at a price above, i.e., at a premium, or below, i.e., at a discount, the NAV can be found at www.gabelli.com/funds/etfs.

Information showing the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads for various time periods is available by visiting the Fund’s website at www.gabelli.com/funds/etfs.

This ETF is different from traditional ETFs. Traditional ETFs tell the public what assets they hold each day. This ETF will not. This may create additional risks for your investment. For example:

You may have to pay more money to trade the ETF’s shares. This ETF will provide less information to traders, who tend to charge more for trades when they have less information.

The price you pay to buy ETF shares on an exchange may not match the value of the ETF’s portfolio. The same is true when you sell shares. These price differences may be greater for this ETF compared with other ETFs because it provides less information to traders.

These additional risks may be even greater in bad or uncertain market conditions.

The differences between this ETF and other ETFs may also have advantages. By keeping certain information about the ETF secret, this ETF may face less risk that other traders can predict or copy its investment strategy. This may improve the ETF’s performance. If other traders are able to copy or predict the ETF’s investment strategy, however, this may hurt the ETF’s performance. For additional information regarding the unique attributes and risks of the ETF, see the Active Shares prospectus/registration statement.

5

Gabelli Financial Services Opportunities ETF

Disclosure of Fund Expenses (Unaudited)

For the Six Months Period from January 1, 2023 through June 30, 2023	Expense Table

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All funds have operating expenses. As a shareholder of a fund, you incur two types of costs, transaction costs, which include brokerage commissions on purchases and sales of fund shares, and ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund’s costs in two ways:

Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months ended June 30, 2023, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which would be described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 01/01/23	Ending Account Value 06/30/23	Annualized Expense Ratio	Expenses Paid During Period*
Gabelli Financial Services Opportunities ETF
Actual Fund Return
	$1,000.00	$1,144.00	0.00%	$0.00
Hypothetical 5% Return
	$1,000.00	$1,024.79	0.00%	$0.00

*	Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (181 days), then divided by 365.

6

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of June 30, 2023:

GABELLI FINANCIAL SERVICES OPPORTUNITIES ETF

Financial Services	72.6%
Banking	11.0%
Leasing	7.1%
Computer Software and Services	5.5%
Asset Management	2.5%
Other Assets and Liabilities (Net)	1.3%
100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how each Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

7

Gabelli Financial Services Opportunities ETF

Schedule of Investments — June 30, 2023 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS — 98.7%
	Asset Management — 2.5%
1,100	Affiliated Managers Group Inc.	$173,077	$164,879

	Banking — 11.0%
7,000	Bank of America Corp.	234,146	200,830
150	Capital One Financial Corp.	18,158	16,406
500	Citizens Financial Group Inc.	18,037	13,040
265	First Citizens BancShares Inc., Cl. A	152,964	340,114
1,000	State Street Corp.	62,491	73,180
2,000	The Bank of New York Mellon Corp.	86,441	89,040
		572,237	732,610
	Computer Software and Services — 5.5%
400	FactSet Research Systems Inc.	147,232	160,260
1,600	Fiserv Inc.†	187,172	201,840
		334,404	362,100
	Financial Services — 72.6%
1,600	American Express Co.	250,647	278,720
4,000	Apollo Global Management Inc.	279,793	307,240
1,450	Berkshire Hathaway Inc.,Cl. B†	440,535	494,450
3,400	Blackstone Inc.	312,305	316,098
29,000	Blue Owl Capital Inc.	285,120	337,850
100	Cohen & Steers Inc.	5,744	5,799
5,000	Compass Diversified Holdings	92,782	108,450
1,000	Federated Hermes Inc.	32,870	35,850
2,000	Focus Financial Partners Inc., Cl. A†	65,133	105,020
3,300	Interactive Brokers Group Inc., Cl. A	179,314	274,131
1,500	JPMorgan Chase & Co.	176,671	218,160
100	KKR & Co. Inc.	5,118	5,600
100	Markel Group Inc.†	135,536	138,318
600	Moody’s Corp.	171,358	208,632
2,000	Morgan Stanley	164,161	170,800
1,250	Nasdaq Inc.	62,893	62,312
3,700	Owl Rock Capital Corp.	49,825	49,654
250	PayPal Holdings Inc.†	19,636	16,683
18,500	Paysafe Ltd.†	315,836	186,665
100	Prudential Financial Inc.	9,411	8,822
525	S&P Global Inc.	173,203	210,467
			Market
Shares		Cost	Value
22,250	Sculptor Capital Management Inc.	$199,184	$196,468
8,500	Silvercrest Asset Management Group Inc., Cl. A	154,574	172,125
650	Starwood Property Trust Inc., REIT	15,737	12,610
400	Stifel Financial Corp.	23,605	23,868
17,000	StoneCo Ltd., Cl. A†	196,901	216,580
500	T Rowe Price Group Inc.	59,392	56,010
4,500	The Charles Schwab Corp.	266,570	255,060
50	Visa Inc., Cl. A	9,338	11,874
3,750	W R Berkley Corp.	233,264	223,350
3,000	Wells Fargo & Co.	126,470	128,040
		4,512,926	4,835,706
	Leasing — 7.1%
15,000	FTAI Aviation Ltd.	274,004	474,900

	TOTAL INVESTMENTS — 98.7%	$5,866,648	6,570,195

	Other Assets and Liabilities (Net) — 1.3%		89,173

	NET ASSETS — 100.0%		$6,659,368

†	Non-income producing security.

REIT	Real Estate Investment Trust

See accompanying notes to financial statements.

8

Gabelli Financial Services Opportunities ETF

Statement of Assets and Liabilities

June 30, 2023 (Unaudited)

Assets:
Investments at value (cost $5,866,648)	$6,570,195
Cash	115,505
Receivable from Adviser	25
Dividends receivable	2,163
Total Assets	6,687,888
Liabilities:
Distributions payable	28,520
Total Liabilities	28,520
Net Assets	$6,659,368
Net Assets Consist of:
Paid-in capital	$5,951,367
Total accumulated earnings	708,001
Net Assets	$6,659,368

Shares of Beneficial Interest issued and outstanding, no par value; unlimited number of shares authorized:	235,000
Net Asset Value per share:	$28.34

Statement of Operations

For the Six Months Ended June 30, 2023 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $193)	$65,469
Total Investment Income	65,469
Expenses:
Investment advisory fees	26,273
Total Expenses	26,273
Less:
Expenses waived by Adviser (See Note 3)	(26,273)
Net Expenses	—
Net Investment Income	65,469

Net Realized and Unrealized Gain/(Loss) on Investments
Net realized loss on investments	(31,998)
Net change in unrealized appreciation on investments	733,814
Net Realized and Unrealized Gain on Investments	701,816
Net Increase in Net Assets Resulting from Operations	$767,285

See accompanying notes to financial statements.

9

Gabelli Financial Services Opportunities ETF

Statement of Changes in Net Assets

	Six Months Ended June 30, 2023 (Unaudited)	For the Period Ended December 31, 2022(a)
Operations:
Net investment income	$65,469	$68,133
Net realized loss on investments	(31,998)	(29,280)
Net change in unrealized appreciation/(depreciation) on investments	733,814	(30,267)
Net Increase in Net Assets Resulting from Operations	767,285	8,586

Accumulated earnings	—	(68,292)
Total Distributions to Shareholders	—	(68,292)

Shares of Beneficial Interest Transactions:
Proceeds from sales of shares	690,392	5,261,397
Net Increase in Net Assets from Shares of Beneficial Interest Transactions	690,392	5,261,397

Net Increase in Net Assets	1,457,677	5,201,691

Net Assets:
Beginning of period	5,201,691	—
End of period	$6,659,368	$5,201,691

Changes in Shares Outstanding:
Shares outstanding, beginning of period	210,000	—
Shares sold	25,000	210,000
Shares outstanding, end of period	235,000	210,000

(a)	The Fund commenced investment operations on May 10, 2022. The Fund first sold shares on May 9, 2022.

See accompanying notes to financial statements.

10

Gabelli Financial Services Opportunities ETF

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the period:

	Six Months Ended June 30, 2023 (Unaudited)		Period Ended December 31, 2022(a)
Operating Performance:
Net Asset Value, Beginning of Period	$24.77		$25.00
Net Investment Income(b)	0.30		0.33
Net Realized and Unrealized Gain/(Loss) on Investments	3.27		(0.23)
Total from Investment Operations	3.57		0.10

Distributions to Shareholders:
Net Investment Income	—		(0.33)

Net Asset Value,End of Period	$28.34		$24.77
NAV total return†	14.40%		0.41%
Market price,End of Period	$28.39		$24.77
Investment total return††	14.61%		0.41%
Net Assets, End of Period (in 000’s)	$6,659		$5,202

Ratio to average net assets of:
Net Investment Income	2.24	%(c)	2.01	%(c)
Operating Expenses Before Waiver	0.90	%(c)	0.90	%(c)
Operating Expenses Net of Waiver	0.00	%(c)	0.00	%(c)
Portfolio Turnover Rate	18%		72%

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the period and sold at the end of the period. Total return for a period of less than one year is not annualized.
††	Based on market price per share. Total return for a period of less than one year is not annualized.
(a)	The Fund commenced investment operations on May 10, 2022. The Fund first sold shares on May 9, 2022.
(b)	Per share data are calculated using the average shares outstanding method.
(c)	Annualized.

See accompanying notes to financial statements.

11

Gabelli Financial Services Opportunities ETF

Notes to Financial Statements

1. Organization. The Gabelli ETFs Trust (the Trust) was organized on July 26, 2018 as a Delaware statutory trust and Gabelli Financial Services Opportunities ETF (the Fund) commenced investment operations on May 10, 2022. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The Fund is an actively managed ETF, whose investment objective is to provide capital appreciation.

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions, and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations, and its ability to achieve its investment objectives.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the Board) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the Adviser).

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology

12

Gabelli Financial Services Opportunities ETF

Notes to Financial Statements (Continued)

used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of June 30, 2023 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Total Market Value at 06/30/23
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (a)	$6,570,195	$6,570,195
TOTAL INVESTMENTS IN SECURITIES - ASSETS	$6,570,195	$6,570,195

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

There were no Level 2 or Level 3 investments held at June 30, 2023 or December 31, 2022.

Additional Information to Evaluate Qualitative Information

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, and the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income

13

Gabelli Financial Services Opportunities ETF

Notes to Financial Statements (Continued)

(including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by a Fund and timing differences. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. Permanent differences were primarily due to a taxable distribution in excess of net investment income. These reclassifications have no impact on the NAV of the Fund.

The tax character of distributions paid during the period ended December 31, 2022 was as follows:

Period Ended December 31, 2022
Distributions paid from:
Ordinary income	$68,292
Total distributions paid	$68,292

Provision for Income Taxes. The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of the Fund’s net investment company taxable income and net capital gains on an annual basis. Therefore, no provision for federal income taxes is required.

The following summarizes the tax cost on investments and the net unrealized appreciation at June 30, 2023:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$5,871,800	$910,771	$(212,376)	$698,395

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. For the six months ended June 30, 2023, the Fund did not incur any income tax, interest, or penalties. The Fund’s federal and state tax returns will remain open and subject to examination for three years. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to these conclusions are necessary.

3. Investment Advisory Agreement and Other Transactions. Pursuant to an Investment Advisory Agreement with the Trust, the Adviser manages the investment of the Fund’s assets. Under the Investment Advisory Agreement, the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 0.90% of the value of its average daily net assets and the Adviser is responsible for substantially all expenses of the Fund, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution

14

Gabelli Financial Services Opportunities ETF

Notes to Financial Statements (Continued)

of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to the Adviser; and (v) litigation expenses and any extraordinary expenses.

The Adviser has contractually agreed to waive its investment advisory fee of 0.90% on the first $25 million in net assets (the Fee Waiver). The Fee Waiver will continue until at least April 30, 2024, and shall not apply to any brokerage costs, acquired Fund fees and expenses, interest, taxes, and extraordinary expenses that the Fund may incur. This agreement may be terminated only by, or with the consent of, the Fund’s Board of Trustees.

During the period ended June 30, 2023, the Adviser waived expenses in the amount of $26,273.

4. Portfolio Securities. Purchases and sales of securities during the period ended June 30, 2023, other than short term securities and U.S. Government obligations, aggregated $1,957,815 and $1,047,422, respectively.

5. Capital Share Transactions. Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (Creation Units) at NAV, in return for securities, other instruments, and/or cash (the Basket). Except when aggregated in Creation Units, shares of the Fund are not redeemable. Transactions in capital shares for the Fund are disclosed in detail in the Statement of Changes in Net Assets. Purchasers and redeemers of Creation Units are charged a transaction fee to cover the estimated cost to the Fund of processing the purchase or redemption, including costs charged to it by the NSCC (National Securities Clearing Corporation) or DTC (Depository Trust Company), and the estimated transaction costs, e.g., brokerage commissions, bid-ask spread, and market impact trading costs, incurred in converting the Basket to or from the desired portfolio composition. The transaction fee is determined daily and will be limited to amounts approved by the Board and determined by the Adviser to be appropriate to defray the expenses that the Fund incurs in connection with the purchase or redemption. The purpose of transaction fees is to protect the Fund’s existing shareholders from the dilutive costs associated with the purchase and redemption of Creation Units. The amount of transaction fees will differ depending on the estimated trading costs for portfolio positions and Basket processing costs and other considerations. Transaction fees may include fixed amounts per creation or redemption transactions, amounts varying with the number of Creation Units purchased or redeemed, and varying amounts based on the time an order is placed. The Fund may impose higher transaction fees when cash is substituted for Basket instruments. Higher transaction fees may apply to purchases and redemptions through the DTC than through the NSCC.

6. Transactions with Affiliates and Other Arrangements. During the period ended June 30, 2023, the Fund paid $56 in brokerage commissions on security trades to G.research, LLC, an affiliate of the Adviser.

The Adviser pays retainer and per meeting fees to Trustees not affiliated with the Adviser, plus specified amounts to the Lead Trustee and Audit Committee Chairman. Trustees are also reimbursed for out of pocket expenses incurred in attending meetings. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Trust.

7. Significant Shareholder. As of June 30, 2023, approximately 88.3% of the Fund was beneficially owned by the Adviser and its affiliates, including managed accounts for which the affiliates of the Adviser have voting control but disclaim pecuniary interest.

8. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or

15

Gabelli Financial Services Opportunities ETF

Notes to Financial Statements (Continued)

losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

9. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

16

GABELLI FINANCIAL SERVICES OPPORTUNITIES ETF

One Corporate Center

Rye, NY 10580-1422

Portfolio Manager’s Biography

Macrae Sykes joined the firm in 2008 as an analyst focused on financial services. He was ranked #1 investment services analyst by the Wall Street Journal in 2010, was a runner-up in the annual StarMine analyst awards for stock picking in 2014 and 2018, and received several honorable mentions for coverage of brokers and asset managers from Institutional Investor. In 2018, Mac was a contributing author to The Warren Buffet Shareholder: Stories from Inside the Berkshire Hathaway Annual Meeting edited by Lawrence Cunningham and Stephen Cuba. Mac holds a BA in economics from Hamilton College and an MBA degree in Finance from Columbia Business School.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the contents of the portfolio managers’ commentary are unrestricted. Both the commentary and the financial statements, including the portfolios of investments, will be available on our website at www.gabelli.com.

GABELLI ETFS TRUST GABELLI FINANCIAL SERVICES OPPORTUNITIES ETF One Corporate Center Rye, New York 10580-1422

t 800-GABELLI (800-422-3554)
f 914-921-5118
e info@gabelli.com
GABELLI.COM

Net Asset Values per share available daily by calling 800-GABELLI after 7:00 P.M.

BOARD OF TRUSTEES

Christopher J. Marangi

Managing Director and

Co-Chief Investment Officer,

GAMCO Investors, Inc.

Portfolio Manager for Gabelli

Funds, LLC

John Birch

Partner,

The Cardinal Partners Global

Anthony S. Colavita

Attorney,

Anthony S. Colavita, P.C.

Michael J. Ferrantino

Chief Executive Officer,

InterEx Inc.

Leslie F. Foley

Attorney

Michael J.Melarkey

Of Counsel,

McDonald Carano Wilson LLP

Agnes Mullady

Former Senior Vice President,

GAMCO Investors, Inc.

Kuni Nakamura

President,

Advanced Polymer, Inc.

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

OFFICERS

John C. Ball

President & Treasurer

Peter Goldstein

Secretary & Vice President

Richard J. Walz

Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN, TRANSFER

AGENT, AND DIVIDEND

DISBURSING AGENT

The Bank of New York

Mellon

LEGAL COUNSEL

Paul Hastings LLP

This report is submitted for the general information of the shareholders of Gabelli Financial Services Opportunities ETF. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GABF Q2/2023

Gabelli Growth Innovators ETF

Semiannual Report — June 30, 2023

Howard F. Ward, CFA Portfolio Manager BA, Northwestern University

To Our Shareholders,

For the six months ended June 30, 2023, the net asset value (NAV) total return of Gabelli Growth Innovators (the Fund) was 29.0% compared with a total return of 32.3% for the Nasdaq Composite Index. The total return based on the Fund’s Market Price was 29.3%. The Fund’s NAV per share was $19.17, while the price of the publicly traded shares closed at $19.18 on the New York Stock Exchange (NYSE) Arca. See page 4 for additional performance information.

Enclosed are the financial statements, including the schedule of investments, for the Fund’s semiannual report as of June 30, 2023.

As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website www.gabelli.com/funds/etfs, and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. To elect to receive all future reports on paper free of charge, please contact your financial intermediary, or, if you invest directly with the Fund, you may call 800-422-3554 or send an email request to info@gabelli.com.

Investment Objective and Strategy (Unaudited)

The Fund’s primary investment objective is to seek to provide capital appreciation.

The Fund will primarily invest in common stocks of companies that are relevant to the Fund’s investment theme of innovation. The Adviser defines “innovation” as the introduction of new technologies, products or services that redefines how businesses operate. The Fund seeks to invest in companies whose prospects for earnings growth remain undervalued. The Fund may also invest in foreign securities by investing in American Depositary Receipts. The Adviser will sell any Fund investments that lose their perceived value when compared with other investment alternatives in the judgment of the portfolio managers. The Adviser uses fundamental security analysis to develop earnings forecasts for companies and to identify investment opportunities. The Adviser bases its analysis on general economic and industry data provided by the U.S. Government, various trade associations and other sources, and published corporate financial data such as annual reports, 10-Ks, and quarterly statements as well as direct interviews with company management. Generally, the Adviser makes investment decisions first by looking at individual companies and then by scrutinizing their growth prospects in relation to their industries and the overall economy. The Adviser seeks to invest in companies with high future earnings potential relative to their current market valuations.

Performance Discussion (Unaudited)

The NASDAQ had its best first six months of the year in 40 years. Although much of the leading economic data continues with a negative tilt, consumer spending and hiring has kept the economy stumbling forward (with the help of residual stimulus from the pandemic and new Federal spending). The widely anticipated recession continues to be delayed. The weight of evidence combined with customary lags in monetary policy suggest it is still coming.

We should note some forecasters have raised the specter of a rolling recession scenario. Such an outcome is possible but not the base case. Most recessions start in one or two sectors and then spread until GDP turns negative. What’s more, even in a garden variety recession, not all sectors of the economy will be in decline. Hospitality, travel and autos may remain stronger for longer during this cycle. The underlying strength in many technology markets may soften but that does not mean earnings will fall. Tech has led the market this year as artificial intelligence (AI) has captured the market’s attention. Tech stocks are certainly vulnerable in a falling market, but most should see their earnings advance.

Leading artificial intelligence companies have led the stock market higher this year. We have material exposure to AI through our technology investments, including among some of our largest holdings, Microsoft, Alphabet and NVIDIA. The productivity improvements to be generated by AI may be unlike anything we have ever seen.

Top contributors to the portfolio included: NVIDIA Corp (4.7% of net assets as of June 30, 2023), a software and technology company which designs graphics processing units (GPUs), application programming interface (APIs) for data science and high-performance. Nvidia is a dominant supplier of artificial intelligence hardware and software, which helped propel the stock price during the period; Meta Platforms (6.8%), formerly named Facebook, Inc., is a multinational technology conglomerate that owns and operates Facebook, Instagram, Threads, and WhatsApp, among other products and services; and Microsoft Corp (6.0%), the world’s largest and transformative software company. Its wide array of products and services include Microsoft Azure cloud-based solutions, online advertising, operating systems, cross-device productivity applications, server applications, business solution applications, desktop and server management tools, software development tools, and video

2

games. Microsoft has multiple attractive growth drivers including Microsoft Azure, business networking services LinkedIn, collaboration platform Microsoft Teams and the Microsoft Xbox Series of gaming platforms.

Detractors to performance for the period were: Charles Schwab Corp (no longer held), a multinational financial services company. It offers banking, commercial banking, investing and related services including consulting, and wealth management advisory services to both retail and institutional clients. Schwab has recently seen pressure due to rising costs of business and dropping deposits amplified by the high profile bank failures at the beginning of the year; Cloudflare Inc. (no longer held), company that provides content delivery network services, cloud cybersecurity, DDoS mitigation, and ICANN-accredited domain registration services; and NextEra Energy (no longer held), the largest electric utility in Florida, and owner/operator of subsidiary NextEra Energy Resources (NER), the nation’s leading renewable owner and operator. Despite positive first quarter earnings, investors sold shares resulting in a decline that erased more than half of the securities gains for the quarter.

We appreciate your investment in Gabelli Growth Innovators.

Thank you for your confidence and trust.

The views expressed reflect the opinions of the Fund’s portfolio manager and Gabelli Funds, LLC, the Adviser, as of the date of this report and are subject to change without notice based on changes in market, economic, or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

3

Comparative Results

Average Annual Returns through June 30, 2023 (Unaudited)

Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of ex-penses. Performance returns for periods of less than one year are not annualized.

	Six Months	1 Year	Since Inception (2/12/21) (a)
Gabelli Growth Innovators ETF (GGRW)
NAV Total Return	29.04%	21.88%	(10.57)%
Investment Total Return (b)	29.25%	22.32%	(10.55)%
Nasdaq Composite Index (c)	32.32%	26.14%	(0.14)%

(a)	GGRW first issued shares February 12, 2021, and shares commenced trading on the NYSE Arca February 16, 2021.
(b)	Investment total returns are based on the closing market price on the NYSE Arca at the end of the period.
(c)	The Nasdaq Composite Index is an unmanaged indicator of stock market performance. Dividends are considered reinvested. You cannot invest directly in an index.

In the current prospectus of the Gabelli Growth Innovators ETF dated April 28, 2023, the gross expense ratio for the Fund is 0.90%. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains information about these and other matters and should be read carefully before investing. To obtain a prospectus, please visit our website at www.gabelli.com/funds/etfs.

Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are sold or redeemed they may be worth more or less than their origi-nal cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com/ funds/etfs for performance information as of the most recent month end.

4

Discount & Premium Information

Information regarding how often shares of the Fund traded on the New York Stock Exchange Arca at a price above, i.e., at a premium, or below, i.e., at a discount, the NAV can be found at www.gabelli.com/funds/etfs.

Information showing the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads for various time periods is available by visiting the Fund’s website at www.gabelli.com/funds/etfs.

This ETF is different from traditional ETFs. Traditional ETFs tell the public what assets they hold each day. This ETF will not. This may create additional risks for your investment. For example:

You may have to pay more money to trade the ETF’s shares. This ETF will provide less information to traders, who tend to charge more for trades when they have less information.

The price you pay to buy ETF shares on an exchange may not match the value of the ETF’s portfolio. The same is true when you sell shares. These price differences may be greater for this ETF compared with other ETFs because it provides less information to traders.

These additional risks may be even greater in bad or uncertain market conditions.

The differences between this ETF and other ETFs may also have advantages. By keeping certain information about the ETF secret, this ETF may face less risk that other traders can predict or copy its investment strategy. This may improve the ETF’s performance. If other traders are able to copy or predict the ETF’s investment strategy, however, this may hurt the ETF’s performance. For additional information regarding the unique attributes and risks of the ETF, see the Active Shares prospectus/registration statement.

5

Gabelli Growth Innovators ETF

Disclosure of Fund Expenses (Unaudited)

For the Six Months Period from January 1, 2023 through June 30, 2023	Expense Table

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All funds have operating expenses. As a shareholder of a fund, you incur two types of costs, transaction costs, which include brokerage commissions on purchases and sales of fund shares, and ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund’s costs in two ways:

Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months ended June 30, 2023, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which would be described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 01/01/23	Ending Account Value 06/30/23	Annualized Expense Ratio	Expenses Paid During Period*
Gabelli Growth Innovators ETF
Actual Fund Return
	$1,000.00	$1,290.40	0.90%	$5.11
Hypothetical 5% Return
	$1,000.00	$1,020.33	0.90%	$4.51

*	Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (181 days), then divided by 365.

6

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of June 30, 2023:

GABELLI GROWTH INNOVATORS ETF

Information Technology - Software and Services	24.0%
Health Care	20.4%
Communication Services	19.4%
Consumer Discretionary	18.5%
Information Technology - Semiconductors	11.8%
Financials	4.3%
Other Assets and Liabilities (Net)	1.6%
100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how each Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

7

Gabelli Growth Innovators ETF

Schedule of Investments — June 30, 2023 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 98.4%
	Communication Services — 19.4%
948	Alphabet Inc., Cl. C†	$96,832	$114,679
637	Meta Platforms Inc., Cl. A†	112,781	182,806
289	Netflix Inc.†	93,976	127,302
1,075	The Walt Disney Co.†	103,026	95,976
		406,615	520,763
	Consumer Discretionary — 18.5%
1,511	Amazon.com Inc.†	244,850	196,974
50	Chipotle Mexican Grill Inc.†	77,318	106,950
60	Costco Wholesale Corp.	30,116	32,303
345	Nike Inc., Cl. B	42,183	38,077
317	Tesla Inc.†	66,456	82,981
205	The Estee Lauder Cos. Inc., Cl. A	47,397	40,258
		508,320	497,543
	Financials — 4.3%
297	Mastercard Inc., Cl. A	105,087	116,810

	Health Care — 20.4%
310	Danaher Corp.	75,950	74,400
375	Edwards Lifesciences Corp.†	34,528	35,374
261	Eli Lilly & Co.	92,919	122,404
377	Intuitive Surgical Inc.†	89,579	128,911
173	Thermo Fisher Scientific Inc.	101,683	90,263
112	UnitedHealth Group Inc.	54,849	53,832
240	Zoetis Inc.	41,373	41,330
		490,881	546,514
	Information Technology - Semiconductors — 11.8%
160	ASML Holding NV	93,117	115,960
782	Lattice Semiconductor Corp.†	50,305	75,127
295	NVIDIA Corp.	37,852	124,791
		181,274	315,878
	Information Technology - Software and Services — 24.0%
115	Adobe Inc.†	50,258	56,234
165	Cadence Design Systems Inc.†	37,709	38,696
294	Crowdstrike Holdings Inc., Cl. A†	35,512	43,180
83	Intuit Inc.	33,063	38,030
471	Microsoft Corp.	112,501	160,394
480	Palo Alto Networks Inc.†	99,914	122,645
215	ServiceNow Inc.†	90,328	120,823
Shares		Cost	Market Value
363	Snowflake Inc., Cl. A†	$53,057	$63,881
		512,342	643,883

	TOTAL INVESTMENTS — 98.4%	$2,204,519	2,641,391

	Other Assets and Liabilities (Net) — 1.6%		42,295

	NET ASSETS — 100.0%		$2,683,686

†	Non-income producing security.

See accompanying notes to financial statements.

8

Gabelli Growth Innovators ETF

Statement of Assets and Liabilities
June 30, 2023 (Unaudited)

Assets:
Investments at value (cost $2,204,519)	$2,641,391
Cash	43,958
Receivable from Adviser	33
Dividends receivable	221
Total Assets	2,685,603
Liabilities:
Payable for investment advisory fees	1,917
Total Liabilities	1,917
Net Assets	$2,683,686
Net Assets Consist of:
Paid-in capital	$3,502,802
Total accumulated loss	(819,116)
Net Assets	$2,683,686

Shares of Beneficial Interest issued and outstanding, no par value; unlimited number of shares authorized:	140,000
Net Asset Value per share:	$19.17

Statement of Operations

For the Six Months Ended June 30, 2023 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $83)	$4,375
Total Investment Income	4,375
Expenses:
Investment advisory fees	10,538
Total Expenses	10,538
Net Investment Loss	(6,163)

Net Realized and Unrealized Gain/(Loss) on Investments
Net realized loss on investments	(295,617)
Net change in unrealized appreciation on investments	905,661
Net Realized and Unrealized Gain on Investments	610,044
Net Increase in Net Assets Resulting from Operations	$603,881

See accompanying notes to financial statements.

9

Gabelli Growth Innovators ETF

Statement of Changes in Net Assets

	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
Operations:
Net investment loss	$(6,163)	$(16,340)
Net realized loss on investments	(295,617)	(755,965)
Net realized loss on redemptions in-kind	—	(7,971)
Net change in unrealized appreciation/(depreciation) on investments	905,661	(989,442)
Net Increase/(Decrease) in Net Assets Resulting from Operations	603,881	(1,769,718)

Shares of Beneficial Interest Transactions:
Cost of shares redeemed (See Note 6)	—	(252,080)
Net Decrease in Net Assets from Shares of Beneficial Interest Transactions	—	(252,080)

Net Increase/(Decrease) in Net Assets	603,881	(2,021,798)

Net Assets:
Beginning of period	2,079,805	4,101,603
End of period	$2,683,686	$2,079,805

Changes in Shares Outstanding:
Shares outstanding, beginning of period	140,000	155,000
Shares redeemed	—	(15,000)
Shares outstanding, end of period	140,000	140,000

See accompanying notes to financial statements.

10

Gabelli Growth Innovators ETF

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the period:

	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31, 2022	Period Ended December 31, 2021(a)
Operating Performance:
Net Asset Value, Beginning of Period	$14.86		$26.46	$25.00
Net Investment Loss(b)	(0.04)		(0.11)	(0.15)
Net Realized and Unrealized Gain/(Loss) on Investments	4.35		(11.49)	1.61
Total from Investment Operations	4.31		(11.60)	1.46

Net Asset Value, End of Period	$19.17		$14.86	$26.46
NAV total return†	29.04%		(43.86)%	5.84%
Market price, End of Period	$19.18		$14.84	$26.47
Investment total return††	29.25%		(43.94)%	5.88%
Net Assets, End of Period (in 000’s)	$2,684		$2,080	$4,102

Ratio to average net assets of:
Net Investment Loss	(0.53	)%(c)	(0.59)%	(0.68	)%(c)
Operating Expenses	0.90	%(c)	0.90%	0.90	%(c)
Portfolio Turnover Rate	56%		77%	56%

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the period and sold at the end of the period. Total return for a period of less than one year is not annualized.
††	Based on market price per share. Total return for a period of less than one year is not annualized.
(a)	The Fund commenced investment operations on February 16, 2021.
(b)	Per share data are calculated using the average shares outstanding method.
(c)	Annualized.

See accompanying notes to financial statements.

11

Gabelli Growth Innovators ETF

Notes to Financial Statements (Unaudited)

1. Organization. The Gabelli ETFs Trust (the Trust) was organized on July 26, 2018 as a Delaware statutory trust and Gabelli Growth Innovators ETF (the Fund) commenced investment operations on February 16, 2021. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The Fund is an actively managed ETF, whose investment objective is to provide capital appreciation.

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions, and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations, and its ability to achieve its investment objectives.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the Board) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the Adviser).

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology

12

Gabelli Growth Innovators ETF

Notes to Financial Statements (Unaudited) (Continued)

used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of June 30, 2023 is as follows:

	Valuation Inputs
	Level 1	Total Market Value
	Quoted Prices	at 06/30/23
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (a)	$2,641,391	$2,641,391
TOTAL INVESTMENTS IN SECURITIES - ASSETS	$2,641,391	$2,641,391

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

There were no Level 2 or Level 3 investments held at June 30, 2023 or December 31, 2022.

Additional Information to Evaluate Qualitative Information

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, and the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income

13

Gabelli Growth Innovators ETF

Notes to Financial Statements (Unaudited) (Continued)

(including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by a fund and timing differences. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. Permanent differences were primarily due to redemption in-kind, and net operating loss. These reclassifications have no impact on the NAV of the Fund.

Provision for Income Taxes. The Fund qualifies as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of the Fund’s net investment company taxable income and net capital gains on an annual basis. Therefore, no provision for federal income taxes is required.

The following summarizes the tax cost on investments and the net unrealized appreciation at June 30, 2023:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$2,208,198	$517,072	$(83,880)	$433,193

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. For the six months ended June 30, 2023, the Fund did not incur any income tax, interest, or penalties. The Fund’s federal and state tax returns will remain open and subject to examination for three years. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to these conclusions are necessary.

3. Investment Advisory Agreement and Other Transactions. Pursuant to an Investment Advisory Agreement with the Trust, the Adviser manages the investments of the Fund’s assets. Under the Investment Advisory Agreement, the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 0.90% of the value of its average daily net assets and the Adviser is responsible for substantially all expenses of the Fund, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to the Adviser; and (v) litigation expenses and any extraordinary expenses.

4. Portfolio Securities. Purchases and sales of securities during the six months ended June 30, 2023, other than short term securities and U.S. Government obligations, aggregated $1,269,067 and $1,300,499, respectively.

14

Gabelli Growth Innovators ETF

Notes to Financial Statements (Unaudited) (Continued)

5. Capital Share Transactions. Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (Creation Units) at NAV, in return for securities, other instruments, and/or cash (the Basket). Except when aggregated in Creation Units, shares of the Fund are not redeemable. Transactions in capital shares of the Fund are disclosed in detail in the Statement of Changes in net assets. Purchasers and redeemers of Creation Units are charged a transaction fee to cover the estimated cost to the Fund of processing the purchase or redemption, including costs charged to it by the NSCC (National Securities Clearing Corporation) or DTC (Depository Trust Company), and the estimated transaction costs, e.g., brokerage commissions, bid-ask spread, and market impact trading costs, incurred in converting the Basket to or from the desired portfolio composition. The transaction fee is determined daily and will be limited to amounts approved by the Board and determined by the Adviser to be appropriate to defray the expenses that the Fund incurs in connection with the purchase or redemption. The purpose of transaction fees is to protect the Fund’s existing shareholders from the dilutive costs associated with the purchase and redemption of Creation Units. The amount of transaction fees will differ depending on the estimated trading costs for portfolio positions and Basket processing costs and other considerations. Transaction fees may include fixed amounts per creation or redemption transactions, amounts varying with the number of Creation Units purchased or redeemed, and varying amounts based on the time an order is placed. The Fund may impose higher transaction fees when cash is substituted for Basket instruments. Higher transaction fees may apply to purchases and redemptions through the DTC than through the NSCC.

6. Transactions with Affiliates and Other Arrangements. During the six months ended June 30, 2023, the Fund paid $192 in brokerage commissions on security trades to G.research, LLC, an affiliate of the Adviser.

The Adviser pays retainer and per meeting fees to Trustees not affiliated with the Adviser, plus specified amounts to the Lead Director and Audit Committee Chairman. Trustees are also reimbursed for out of pocket expenses incurred in attending meetings. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Trust.

7. Significant Shareholder. As of June 30, 2023, approximately 74.4% of the Fund was beneficially owned by the Adviser and its affiliates, including managed accounts for which the affiliates of the Adviser have voting control but disclaim pecuniary interest.

8. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

9. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

15

GABELLI GROWTH INNOVATORS ETF

One Corporate Center

Rye, NY 10580-1422

Portfolio Manager’s Biography

Howard F. Ward, CFA, joined Gabelli Funds in 1995 and currently serves as GAMCO’s Chief Investment Officer of Growth Equities as well as a Gabelli Funds, LLC portfolio manager for several funds within the Fund Complex. Prior to joining Gabelli, Mr. Ward served as Managing Director and Lead Portfolio Manager for several Scudder mutual funds. He also was an Investment Officer in the Institutional Investment Department with Brown Brothers, Harriman & Co. Mr. Ward received his BA in Economics from Northwestern University.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the contents of the portfolio manager’s commentary are unrestricted. Both the commentary and the financial statements, including the portfolios of investments, will be available on our website at www.gabelli.com.

GABELLI ETFS TRUST GABELLI GROWTH INNOVATORS ETF One Corporate Center Rye, New York 10580-1422

t 800-GABELLI (800-422-3554)
f 914-921-5118
e info@gabelli.com
GABELLI.COM

Net Asset Values per share available daily by calling 800-GABELLI after 7:00 P.M.

BOARD OF TRUSTEES

Christopher J. Marangi

Managing Director and

Co-Chief Investment Officer,

GAMCO Investors, Inc.

Portfolio Manager for Gabelli

Funds, LLC

John Birch

Partner,

The Cardinal Partners Global

Anthony S. Colavita

Attorney,

Anthony S. Colavita, P.C.

Michael J. Ferrantino

Chief Executive Officer,

InterEx Inc.

Leslie F. Foley

Attorney

Michael J. Melarkey

Of Counsel,

McDonald Carano Wilson LLP

Agnes Mullady

Former Senior Vice President,

GAMCO Investors, Inc.

Kuni Nakamura

President,

Advanced Polymer, Inc.

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

OFFICERS

John C. Ball

President & Treasurer

Peter Goldstein

Secretary & Vice President

Richard J. Walz

Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN, TRANSFER

AGENT, AND DIVIDEND

DISBURSING AGENT

The Bank of New York
Mellon

LEGAL COUNSEL

Paul Hastings LLP

This report is submitted for the general information of the shareholders of Gabelli Growth Innovators ETF. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GGRW Q2/2023

Gabelli Love Our Planet & People ETF

Semiannual Report — June 30, 2023

(Y)our Portfolio Management Team

Christopher J. Marangi Co-Chief Investment Officer BA, Williams College MBA, Columbia Business School	Timothy M. Winter, CFA Portfolio Manager BA, Rollins College MBA, University of Notre Dame	Melody Prenner Bryant Portfolio Manager BA, Binghamton University

To Our Shareholders,

For the six months ended June 30, 2023, the net asset value (NAV) total return of Gabelli Love Our Planet & People ETF (the Fund) was 7.3% compared with a total return of 16.9% for the Standard & Poor’s (S&P) 500 Index. The total return based on the Fund’s Market Price was 7.4% The Fund’s NAV per share was $26.37, while the price of the publicly traded shares closed at $26.39 on the New York Stock Exchange (NYSE) Arca. See page 3 for additional performance information.

Enclosed are the financial statements, including the schedule of investments, for the Fund’s semiannual report as of June 30, 2023.

As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website www.gabelli.com/funds/etfs, and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. To elect to receive all future reports on paper free of charge, please contact your financial intermediary, or, if you invest directly with the Fund, you may call 800-422-3554 or send an email request to info@gabelli.com.

Investment Objective and Strategy (Unaudited)

The Fund’s investment objective is capital appreciation. The Fund seeks to achieve its objective by investing substantially all, and in any case no less than 80%, of its assets in U.S. exchange-listed common and preferred stocks of companies that meet the Fund’s guidelines for sustainability at the time of investment. The Fund may also invest in foreign securities by investing in American Depositary Receipts. Under normal market conditions, the Fund invests its assets in stocks that are listed on a national securities exchange or similar market, such as the National Market System of the Financial Industry Regulatory Authority, Inc. (“FINRA”). The Fund focuses on investments in companies whose securities are trading at a material discount to their private market value (“PMV”). PMV is the value the Adviser believes informed investors would be willing to pay for a company.

Sustainability Criteria. The Fund combines a differentiated, value oriented investment philosophy with consideration of certain factors used to deliver returns in a manner that promotes environmental sustainability. In determining the sustainability factors of a particular company, the investment team looks for companies that, among other actions, have initiated programs to reduce the carbon footprint and/or waste profile of their products, services or operations or that produce goods or services that promote attributes such as energy and water conservation, recycling, the reduction of greenhouse gases and harmful chemicals and sustainable agriculture and clean-label food.

The Fund relies primarily on proprietary research conducted by the Adviser to reach a judgment on the sustainability of each investment candidate but may also employ third-party data services. Pursuant to the guidelines, the Fund will not invest in publicly traded fossil fuel (coal, oil, and gas) companies.

Performance Discussion (Unaudited)

The passage of the Inflation Reduction Act in 2022 directs nearly $400 billion in spending and tax credits to support clean electricity and transmission, clean transportation, and water management – all areas targeted by LOPP. While funding of these initiatives and the resulting earnings benefits will be realized over many years, the market has begun sorting winners and losers. Of course, an increase in the secular momentum behind sustainability was not the only nor even the primary factor driving first quarter returns as the market dealt with an increasing probability of recession and volatility in interest rates and commodity prices.

Sustainability remained a focus in the second quarter as the world contends with extreme weather events. As consumer adoption of electric vehicles increases, it must be preceded by spending to support the electric grid and charging infrastructure. These areas, along with waste and carbon reduction and water quality, remain key long-term focuses for LOPP. In the shorter term, we continue to navigate broader economic issues, including rising rates and slowing economic growth.

First half contributors included Hubbell (5.9% of net assets as of June 30, 2023, +42%), Flex (4.1%, +28%) and Gibraltar Industries (2.5%, +37%). Additional contributors included ABB Ltd. (no longer held, +25%) a key Swiss supplier of automotive electrification and electric grid technology that ultimately de-listed from U.S. markets and Evoqua Technologies (no longer held, +26%) which consummated its acquisition by water treatment peer Xylem (4.8%, +3%) in May.

In the first half, Enviva (no longer held, -87%) was the largest detractor from performance while utilities NextEra Energy Partners (2.9%, -14%) and NextEra Energy (1.7%, -10%) took a breather from years of strong performance as interest rates continued to rise.

We appreciate your investment in the Gabelli Love Our Planet and People ETF.

Thank you for your confidence and trust.

The views expressed reflect the opinions of the Fund’s portfolio managers and Gabelli Funds, LLC, the Adviser, as of the date of this report and are subject to change without notice based on changes in market, economic, or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Comparative Results

Average Annual Returns through June 30, 2023 (Unaudited)

Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Performance returns for periods of less than one year are not annualized.

	Six Months	1 Year	Since Inception (1/29/21) (a)
Gabelli Love Our Planet & People ETF (LOPP)
NAV Total Return	7.30%	16.81%	3.62%
Investment Total Return (b)	7.36%	16.96%	3.65%
S&P 500 ESG Index (c)	18.47%	20.99%	11.27%
S&P 500 Index (d)	16.89%	19.59%	9.45%

(a)	LOPP first issued shares January 29, 2021, and shares commenced trading on the NYSE Arca February 1, 2021.
(b)	Investment total returns are based on the closing market price on the NYSE Arca at the end of the period.
(c)	The S&P 500 ESG Index is a broad based index of large capitalization stocks meeting sustainability criteria, while maintaining similar overall industry weights as the S&P 500. Dividends are considered reinvested. You cannot invest directly in an index.
(d)	Effective April 27, 2023, the Fund’s primary benchmark changed from the S&P 500 ESG Index to the S&P 500 Index. The S&P 500 Index is a market capitalization weighted index of 500 large capitalization stocks commonly used to represent the U.S. equity market. Dividends are considered reinvested. You cannot invest directly in an index.

In the current prospectus of Gabelli Love Our Planet & People ETF dated April 28, 2023, the gross expense ratio for the Fund was 0.90%. The net expense ratio for the Fund after contractual expense waiver by Gabelli Funds, LLC (the Adviser) was 0.00%. The waiver is in effect through April 30, 2024. Investors should carefully consider the invest-ment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains information about these and other matters and should be read carefully before investing. To obtain a prospectus, please visit our website at www.gabelli.com/funds/etfs.

Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are sold or redeemed they may be worth more or less than their origi-nal cost. Current performance may be lower or higher than the performance data presented.Visit www.gabelli.com/ funds/etfs for performance information as of the most recent month end.

Discount & Premium Information

Information regarding how often shares of the Fund traded on the New York Stock Exchange Arca at a price above, i.e., at a premium, or below, i.e., at a discount, the NAV can be found at www.gabelli.com/funds/etfs.

Information showing the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads for various time periods is available by visiting the Fund’s website at www.gabelli.com/funds/etfs.

This ETF is different from traditional ETFs. Traditional ETFs tell the public what assets they hold each day. This ETF will not. This may create additional risks for your investment. For example:

You may have to pay more money to trade the ETF’s shares. This ETF will provide less information to traders, who tend to charge more for trades when they have less information.

The price you pay to buy ETF shares on an exchange may not match the value of the ETF’s portfolio. The same is true when you sell shares. These price differences may be greater for this ETF compared to other ETFs because it provides less information to traders.

These additional risks may be even greater in bad or uncertain market conditions.

The differences between this ETF and other ETFs may also have advantages. By keeping certain information about the ETF secret, this ETF may face less risk that other traders can predict or copy its investment strategy. This may improve the ETF’s performance. If other traders are able to copy or predict the ETF’s investment strategy, however, this may hurt the ETF’s performance. For additional information regarding the unique attributes and risks of the ETF, see the Active Shares prospectus/registration statement.

Gabelli Love Our Planet & People ETF

Disclosure of Fund Expenses (Unaudited)

For the Six Months Period from January 1, 2023 through June 30, 2023	Expense Table

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All funds have operating expenses. As a shareholder of a fund, you incur two types of costs, transaction costs, which include brokerage commissions on purchases and sales of fund shares, and ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund’s costs in two ways:

Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months ended June 30, 2023, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which would be described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 01/01/23	Ending Account Value 06/30/23	Annualized Expense Ratio	Expenses Paid During Period*
Gabelli Love Our Planet & People ETF
Actual Fund Return
	$1,000.00	$1,073.00	0.00%	$0.00
Hypothetical 5% Return
	$1,000.00	$1,024.79	0.00%	$0.00

*	Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (181 days), then divided by 365.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of June 30, 2023:

GABELLI LOVE OUR PLANET & PEOPLE ETF

Equipment and Supplies	14.1%
Energy and Utilities	11.6%
Environmental Services	11.4%
Machinery	9.7%
Electronics	7.2%
U.S. Government Obligations	7.2%
Building and Construction	6.4%
Financial Services	6.4%
Specialty Chemicals	5.8%
Metals and Mining	3.6%
Automotive Parts and Accessories	3.6%
Real Estate Investment Trust	3.3%
Health Care	2.6%
Business Services	1.9%
Consumer Products	1.7%
Diversified Industrial	1.4%
Banking	1.0%
Technology Services	0.9%
Other Assets and Liabilities (Net)	0.2%
100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how each Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

Gabelli Love Our Planet & People ETF

Schedule of Investments — June 30, 2023 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 92.6%
	Automotive Parts and Accessories — 3.6%
1,430	Cummins Inc.	$328,868	$350,579
6,655	Dana Inc.	124,771	113,135
		453,639	463,714
	Banking — 1.0%
17,120	Banco Bilbao Vizcaya Argentaria SA, ADR	92,710	131,482

	Building and Construction — 6.4%
800	Arcosa Inc.	57,536	60,616
1,400	Carrier Global Corp.	58,798	69,594
5,040	Gibraltar Industries Inc.†	243,211	317,117
5,420	Johnson Controls International plc	289,840	369,319
		649,385	816,646
	Business Services — 1.9%
13,500	Resideo Technologies Inc.†	317,759	238,410

	Consumer Products — 1.7%
4,092	Unilever plc, ADR	223,002	213,316

	Diversified Industrial — 1.4%
4,115	AZZ Inc.	172,848	178,838

	Electronics — 7.2%
10,000	Chargepoint Holdings Inc.†	85,409	87,900
19,020	Flex Ltd.†	333,381	525,713
37,000	Mirion Technologies Inc.†	310,318	312,650
		729,108	926,263
	Energy and Utilities — 11.6%
1,805	American Water Works Co. Inc.	286,475	257,664
5,712	Avangrid Inc.	266,710	215,228
8,465	Brookfield Renewable Corp., Cl. A	389,449	266,817
2,000	NET Power Inc.†	20,739	26,000
2,950	NextEra Energy Inc.	225,876	218,890
6,395	NextEra Energy Partners LP	492,475	375,003
2,033	Xcel Energy Inc.	133,759	126,391
		1,815,483	1,485,993
	Environmental Services — 11.4%
55,000	Ardagh Metal Packaging SA	368,070	206,800
5,705	Darling Ingredients Inc.†	380,429	363,922
2,621	Republic Services Inc.	272,656	401,459
Shares		Cost	Market Value
3,425	Waste Connections Inc.	$364,085	$489,535
		1,385,240	1,461,716
	Equipment and Supplies — 14.1%
2,900	Crown Holdings Inc.	251,202	251,923
2,280	Hubbell Inc.	404,524	755,957
650	Littelfuse Inc.	173,062	189,351
380	Preformed Line Products Co.	33,600	59,318
2,920	The Timken Co.	213,629	267,268
965	Valmont Industries Inc.	230,832	280,863
		1,306,849	1,804,680
	Financial Services — 6.4%
5,218	Franklin Resources Inc.	149,418	139,373
6,180	ING Groep NV, ADR	56,348	83,244
4,854	Janus Henderson Group plc	158,168	132,271
1,140	S&P Global Inc.	414,445	457,015
		778,379	811,903
	Health Care — 2.6%
605	BioMarin Pharmaceutical Inc.†	47,615	52,441
2,710	Bristol-Myers Squibb Co.	168,570	173,304
1,700	Royalty Pharma plc, Cl. A	62,713	52,258
161	Vertex Pharmaceuticals Inc.†	36,132	56,658
		315,030	334,661
	Machinery — 9.7%
19,970	CNH Industrial NV	239,790	287,568
830	Deere & Co.	279,270	336,308
5,500	Xylem Inc.	437,478	619,410
		956,538	1,243,286
	Metals and Mining — 3.6%
2,750	Cameco Corp.	82,050	86,157
3,500	Freeport-McMoRan Inc.	133,730	140,000
8,700	Livent Corp.†	200,548	238,641
		416,328	464,798
	Real Estate Investment Trust — 3.3%
12,385	Weyerhaeuser Co.	438,736	415,021

	Specialty Chemicals — 5.8%
1,140	Air Products and Chemicals Inc.	287,149	341,464
10,000	American Vanguard Corp.	192,815	178,700
1,380	Rogers Corp.†	191,087	223,464
		671,051	743,628

See accompanying notes to financial statements.

Gabelli Love Our Planet & People ETF

Schedule of Investments (Continued) — June 30, 2023 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Technology Services — 0.9%
950	Alphabet Inc., Cl. C†	$88,588	$114,921

	TOTAL COMMON STOCKS	10,810,673	11,849,276

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 7.2%
$930,000	U.S. Treasury Bills, 4.95% to 5.17%††, 08/10/23 to 09/28/23	922,206	922,374

	TOTAL INVESTMENTS — 99.8%	$11,732,879	12,771,650

	Other Assets and Liabilities (Net) — 0.2%		19,777

	NET ASSETS — 100.0%		$12,791,427

†	Non-income producing security.
††	Represents annualized yields at dates of purchase.

ADR	American Depositary Receipt

See accompanying notes to financial statements.

Gabelli Love Our Planet & People ETF

Statement of Assets and Liabilities

June 30, 2023 (Unaudited)

Assets:
Investments at value (cost $11,732,879)	$12,771,650
Cash	4,255
Receivable from Adviser	33
Dividends receivable	12,685
Foreign tax reclaims receivable	2,804
Total Assets	12,791,427
Liabilities:
Total Liabilities	—
Net Assets	$12,791,427
Net Assets Consist of:
Paid-in capital	$12,675,529
Total accumulated earnings	115,898
Net Assets	$12,791,427

Shares of Beneficial Interest issued and outstanding, no par value; unlimited number of shares authorized:	485,000
Net Asset Value per share:	$26.37

Statement of Operations

For the Six Months Ended June 30, 2023 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $4,982)	$133,387
Interest	21,902
Total Investment Income	155,289
Expenses:
Investment advisory fees	55,666
Total Expenses	55,666
Less:
Expenses waived by Adviser (See Note 3)	(55,666)
Net Expenses	—
Net Investment Income	155,289

Net Realized and Unrealized Gain/(Loss) on Investments
Net realized loss on investments	(430,436)
Net realized gain on redemptions in-kind	78,690
Net change in unrealized appreciation on investments	1,055,171
Net Realized and Unrealized Gain on Investments	703,425
Net Increase in Net Assets Resulting from Operations	$858,714

See accompanying notes to financial statements.

Gabelli Love Our Planet & People ETF

Statement of Changes in Net Assets

	Six Months Ended June 30, 2023	Year Ended December 31,
	(Unaudited)	2022
Operations:
Net investment income	$155,289	$259,019
Net realized loss on investments	(430,436)	(740,098)
Net realized gain on redemptions in-kind	78,690	—
Net change in unrealized appreciation/(depreciation) on investments	1,055,171	(1,420,760)
Net Increase/(Decrease) in Net Assets Resulting from Operations	858,714	(1,901,839)

Distributions to Shareholders:
Accumulated earnings	—	(234,171)
Return of capital	—	(17,336)
Total Distributions to Shareholders	—	(251,507)

Shares of Beneficial Interest Transactions:
Proceeds from sales of shares (See Note 6)	—	3,319,195
Cost of shares redeemed	(603,376)	—
Net Increase/(Decrease) in Net Assets from Shares of Beneficial Interest Transactions	(603,376)	3,319,195

Net Increase in Net Assets	255,338	1,165,849

Net Assets:
Beginning of period	12,536,089	11,370,240
End of period	$12,791,427	$12,536,089

Changes in Shares Outstanding:
Shares outstanding, beginning of period	510,000	385,000
Shares sold	—	125,000
Shares redeemed	(25,000)	—
Shares outstanding, end of period	485,000	510,000

See accompanying notes to financial statements.

Gabelli Love Our Planet & People ETF

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the period:

	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31, 2022	Period Ended December 31, 2021(a)
Operating Performance:
Net Asset Value, Beginning of Period	$24.58		$29.53	$25.00
Net Investment Income (b)	0.31		0.53	0.39
Net Realized and Unrealized Gain/(Loss) on Investments	1.48		(4.99)	4.51
Total from Investment Operations	1.79		(4.46)	4.90

Distributions to Shareholders:
Net Investment Income	—		(0.46)	(0.37)
Return of Capital	—		(0.03)	—
Total Distributions	—		(0.49)	(0.37)

Net Asset Value, End of Period	$26.37		$24.58	$29.53
NAV total return†	7.30%		(15.08)%	19.62%
Market price, End of Period	$26.39		$24.58	$29.51
Investment total return††	7.36%		(15.02)%	19.52%
Net Assets, End of Period (in 000’s)	$12,791		$12,536	$11,370

Ratio to average net assets of:
Net Investment Income	2.51	%(c)	2.08%	1.51	%(c)
Operating Expenses Before Waiver	0.90	%(c)	0.90%	0.90	%(c)
Operating Expenses Net of Waiver	0.00	%(c)	0.00%	0.00	%(c)
Portfolio Turnover Rate	12%		19%	13%

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the period and sold at the end of the period. Total return for a period of less than one year is not annualized.
††	Based on market price per share. Total return for a period of less than one year is not annualized.
(a)	The Fund commenced investment operations on February 1, 2021.
(b)	Per share data are calculated using the average shares outstanding method.
(c)	Annualized.

See accompanying notes to financial statements.

Gabelli Love Our Planet & People ETF

Notes to Financial Statements (Unaudited)

1. Organization. The Gabelli ETFs Trust (the Trust) was organized on July 26, 2018 as a Delaware statutory trust and Gabelli Love Our Planet & People ETF (the Fund) commenced investment operations on February 1, 2021. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The Fund is an actively managed ETF, whose investment objective is to provide capital appreciation.

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions, and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations, and its ability to achieve its investment objectives.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the Board) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the Adviser).

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology

Gabelli Love Our Planet & People ETF

Notes to Financial Statements (Unaudited) (Continued)

used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of June 30, 2023 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Significant Unobservable Inputs	Total Market Value at 06/30/23
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (a)	$11,849,276	—	$11,849,276
U.S. Government Obligations	—	$922,374	$922,374
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$11,849,276	$922,374	$12,771,650

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

There were no Level 3 investments held at June 30, 2023 or December 31, 2022.

Additional Information to Evaluate Qualitative Information

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, and the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Gabelli Love Our Planet & People ETF

Notes to Financial Statements (Unaudited) (Continued)

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by a Fund and timing differences. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. Permanent differences were primarily due to Redemptions in-kind, Return of capital and REIT adjustments. These reclassifications have no impact on the NAV of the Fund.

The tax character of distributions paid during the year ended December 31, 2022 was as follows:

Year Ended December 31, 2022
Distributions paid from:
Ordinary income	$234,171
Return of capital	17,336
Total distributions paid	$251,507

Provision for Income Taxes. The Fund qualifies as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of the Fund’s net investment company taxable income and net capital gains on an annual basis. Therefore, no provision for federal income taxes is required.

The following summarizes the tax cost on investments and the net unrealized appreciation at June 30, 2023:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$11,749,257	$1,736,196	$(713,804)	$1,022,393

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. For the six months ended June 30, 2023, the Fund did not incur any income tax, interest, or penalties. The Fund’s federal and state tax returns will remain open and subject to examination for three years. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to these conclusions are necessary.

3. Investment Advisory Agreement and Other Transactions. Pursuant to an Investment Advisory Agreement with the Trust, the Adviser manages the investment of the Fund’s assets. Under the Investment Advisory

Gabelli Love Our Planet & People ETF

Notes to Financial Statements (Unaudited) (Continued)

Agreement, the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 0.90% of the value of its average daily net assets and the Adviser is responsible for substantially all expenses of the Fund, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to the Adviser; and (v) litigation expenses and any extraordinary expenses.

The Adviser has contractually agreed to waive its investment advisory fee of 0.90% on the first $100 million in net assets (the Fee Waiver). The Fee Waiver will continue until at least April 30, 2024, and shall not apply to any brokerage costs, acquired Fund fees and expenses, interest, taxes, and extraordinary expenses that the Fund may incur. This agreement may be terminated only by, or with the consent of, the Fund’s Board of Trustees.

During the six months ended June 30, 2023, the Adviser waived expenses in the amount of $55,666.

4. Portfolio Securities. Purchases and sales of securities during the six months ended June 30, 2023, other than short term securities and U.S. Government obligations, aggregated $1,487,465 and $1,387,673, respectively.

5. Capital Share Transactions. Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (Creation Units) at NAV, in return for securities, other instruments, and/or cash (the Basket). Except when aggregated in Creation Units, shares of the Fund are not redeemable. Transactions in capital shares for the Fund are disclosed in detail in the Statement of Changes in Net Assets. Purchasers and redeemers of Creation Units are charged a transaction fee to cover the estimated cost to the Fund of processing the purchase or redemption, including costs charged to it by the NSCC (National Securities Clearing Corporation) or DTC (Depository Trust Company), and the estimated transaction costs, e.g., brokerage commissions, bid-ask spread, and market impact trading costs, incurred in converting the Basket to or from the desired portfolio composition. The transaction fee is determined daily and will be limited to amounts approved by the Board and determined by the Adviser to be appropriate to defray the expenses that the Fund incurs in connection with the purchase or redemption. The purpose of transaction fees is to protect the Fund’s existing shareholders from the dilutive costs associated with the purchase and redemption of Creation Units. The amount of transaction fees will differ depending on the estimated trading costs for portfolio positions and Basket processing costs and other considerations. Transaction fees may include fixed amounts per creation or redemption transactions, amounts varying with the number of Creation Units purchased or redeemed, and varying amounts based on the time an order is placed. The Fund may impose higher transaction fees when cash is substituted for Basket instruments. Higher transaction fees may apply to purchases and redemptions through the DTC than through the NSCC.

6. Redemptions-in-kind. When considered to be in the best interest of all shareholders, the Fund may distribute portfolio securities as payment for redemptions of Fund shares (redemptions-in-kind). Gains and losses realized on redemptions-in-kind are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital. During the six months ended June 30, 2023, the Fund realized net gain of $78,690 on $603,376 of redemptions-in-kind, including cash of $41,275.

7. Transactions with Affiliates and Other Arrangements. During the six months ended June 30, 2023, the Fund paid $54 in brokerage commissions on security trades to G.research, LLC, an affiliate of the Adviser.

The Adviser pays retainer and per meeting fees to Trustees not affiliated with the Adviser, plus specified amounts to the Lead Trustee and Audit Committee Chairman. Trustees are also reimbursed for out of pocket expenses

Gabelli Love Our Planet & People ETF

Notes to Financial Statements (Unaudited) (Continued)

incurred in attending meetings. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Trust.

8. Significant Shareholder. As of June 30, 2023, the Fund’s Adviser and its affiliates beneficially owned 86.7% of the voting securities of the Fund, including managed accounts for which the affiliates of the Adviser have voting control but disclaim pecuniary interest.

9. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

GABELLI LOVE OUR PLANET & PEOPLE ETF

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Christopher J. Marangi has been primarily responsible for the day to day management of the Love Our Planet & People ETF since inception. Mr. Marangi joined GBL in 2003 and currently serves as a Managing Director and Co-Chief Investment Officer of its Value Team. Mr. Marangi is a portfolio manager of the Adviser, managing several funds within the Gabelli Fund Complex, and GAMCO, on its institutional and high net worth accounts team. Mr. Marangi graduated magna cum laude and Phi Beta Kappa with a BA in Political Economy from Williams College and holds an MBA degree with honors from Columbia Business School.

Timothy M. Winter, CFA, has been the portfolio manager of the Love Our Planet & People ETF since inception. Mr. Winter joined Gabelli & Company in April of 2009 and covers the utility industry. He has over 20 years’ experience as an equity research analyst covering this industry, including the years 1992-2007 at AG Edwards where he received industry recognition as a 3 time Wall Street Journal All-Star and was a senior member of the Institutional Investor (I.I.) #1 ranked Electric Utility Team for the years 2001, 2002, 2003, 2004 and 2005. He was most recently recognized in the 2017 Thomson Reuters US Analyst Awards as a “Top Stock Picker” in the gas utility industry. Mr. Winter received his BA in Economics from Rollins College and MBA in Finance from Notre Dame. Mr. Winter is also a portfolio manager of several funds in the Gabelli Fund Complex.

Melody Prenner Bryant joined GAMCO Investors, Inc. in September 2018 and has been jointly responsible for the day to day investment management of the Love Our Planet & People ETF since inception. She has almost thirty years of experience as a portfolio manager. Most recently, Ms. Prenner Bryant was a Managing Director and Chief Investment Officer for Trevor, Stewart, Burton & Jacobsen Inc., a New York based registered investment adviser, and has held senior and portfolio management positions at Neuberger Berman, LLC, John A. Levin & Co., and Kempner Asset Management. Ms. Prenner Bryant received her BA from Binghamton University. Ms. Prenner Bryant is also a portfolio manager of several funds in the Gabelli Fund Complex.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the contents of the portfolio managers’ commentary are unrestricted. Both the commentary and the financial statements, including the portfolios of investments, will be available on our website at www.gabelli.com.

GABELLI ETFS TRUST GABELLI LOVE OUR PLANET & PEOPLE ETF One Corporate Center Rye, New York 10580-1422

t 800-GABELLI (800-422-3554)
f 914-921-5118
e info@gabelli.com
GABELLI.COM

Net Asset Values per share available daily by calling 800-GABELLI after 7:00 P.M.

BOARD OF TRUSTEES

Christopher J. Marangi
Managing Director and
Co-Chief Investment Officer,
GAMCO Investors, Inc.
Portfolio Manager for Gabelli
Funds, LLC

John Birch
Partner,
The Cardinal Partners Global

Anthony S. Colavita
Attorney,
Anthony S. Colavita, P.C.

Michael J. Ferrantino
Chief Executive Officer,
InterEx Inc.

Leslie F. Foley
Attorney

Michael J.Melarkey
Of Counsel,
McDonald Carano Wilson LLP

Agnes Mullady
Former Senior Vice President,
GAMCO Investors, Inc.

Kuni Nakamura
President,
Advanced Polymer, Inc.

Salvatore J. Zizza
Chairman,
Zizza & Associates Corp.

OFFICERS

John C. Ball

President & Treasurer

Peter Goldstein

Secretary & Vice President

Richard J. Walz

Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN, TRANSFER
AGENT, AND DIVIDEND
DISBURSING AGENT

The Bank of New York

Mellon

LEGAL COUNSEL

Paul Hastings LLP

This report is submitted for the general information of the shareholders of Gabelli Love Our Planet & People ETF. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

LOPP Q2/2023

Gabelli Commercial Aerospace and Defense ETF

Semiannual Report — June 30, 2023

Tony Bancroft

Portfolio Manager

BS, United States Naval Academy

MBA, Columbia Business School

To Our Shareholders,

For the period ended June 30, 2023, the net asset value (NAV) total return of Gabelli Commercial Aerospace and Defense ETF (the Fund) was 3.4% compared with a total return of 17.4% for the Standard & Poor’s (S&P) 500 Index (S&P 500 Index). The total return based on the Fund’s market price was 3.4% The Fund’s NAV per share was $25.84, while the price of the publicly traded shares closed at $25.86 on the New York Stock Exchange (NYSE) Arca. See page 5 for additional performance information.

Enclosed are the financial statements, including the schedule of investments, for the Fund’s semiannual report as of June 30, 2023.

As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website www.gabelli.com/funds/etfs, and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. To elect to receive all future reports on paper free of charge, please contact your financial intermediary, or, if you invest directly with the Fund, you may call 800-422-3554 or send an email request to info@gabelli.com.

Investment Objective and Strategy (Unaudited)

The Fund will seek to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets in income producing equity securities including securities in the aerospace and defense sectors. Aerospace companies include manufacturers, assemblers and distributors of aircraft and aircraft parts. Defense companies include producers of components and equipment for the defense industry, such as military aircraft, radar equipment, and weapons.

The Fund defines an “aerospace and defense” company as a company that derives at least 50% of its revenues from, or devotes 50% of its assets to, aerospace and/or defense related activities, or has an identified business line that derives at least 50% of its revenues from, or devotes 50% of its assets to, aerospace and/or defense related activities. Income producing equity securities include U.S. exchange-listed common stock and preferred stock. The Fund may also invest in foreign securities by investing in American Depositary Receipts. In making stock selections, the Adviser looks for securities that have a better yield than the average of the S&P 500 Index, as well as capital gains potential. In selecting investments for the Fund, the Adviser focuses on issuers that:

●	have strong free cash flow and pay regular dividends;

●	have potential for long term earnings per share growth;

●	may be subject to a value catalyst, such as industry developments, regulatory changes, changes in management, sale or spin-off of a division, or the development of a profitable new business; and

●	will benefit from sustainable long term economic dynamics, such as globalization of an issuer’s industry or an issuer’s increased focus on productivity or enhancement of services.

The Adviser also believes preferred stock of selected companies offer opportunities for capital appreciation as well as periodic income and may invest a portion of the Fund’s assets in such securities. This is particularly true in the case of companies that have performed below expectations. If a company’s performance has been poor enough, its preferred stock will trade more like common stock than like a fixed income security and may result in above average appreciation if performance improves. This leads to the possibility of capital appreciation if the price of the common stock recovers.

Performance Discussion (Unaudited)

In the first quarter of 2023, intensified threat levels led the United States and its allies to boost defense readiness and to invest in cutting-edge capabilities. The U.S. is moving from land based operations to operations more centered around water, which will require different kinds of military equipment. This means a need for increased military spending to operate in the Pacific.

On top of this, Russia’s invasion of Ukraine has threatened and motivated NATO to increase defense spending. If all NATO members met their two percent GDP spending target, it could mean an additional $80 billion dollars annually in NATO defense spending or about a seven percent increase to the $1.2 trillion NATO defense spending budget. To cause more strain, the U.S. and fellow NATO members are sending their own weapons to Ukraine to help it defend against Russia. This has depleted NATO’s inventories, requiring more spending to replenish armaments.

We attended the 54th Paris Air Show, the largest aerospace and defense tradeshow in the world, held June 19th – 25th this year at Airport Le Bourget. More than 300,000 participants attended, ranging from original

2

equipment manufacturers (OEMs), to suppliers, to aerospace and defense investors. The Paris Air Show hosted 2,500 exhibit booths, displaying the latest technology in aviation, including flight demonstrations of the F-35 and 737 MAX highlighting some of their capabilities. Over the course of three days, we met with the management teams of 16 different companies and attended the Honeywell and Raytheon investor days. Some common themes touched on across these days include the following:

Demand Outlook: Through 2042, Boeing and Airbus expect the industry to deliver around 40,000 commercial aircraft. Large airlines are placing orders today with the hopes of getting their deliveries by 2028 or 2029. More large orders are expected to continue as airlines lock in their spots in line with OEMs.

Execution: Currently, the aviation industry is unconstrained by demand and the main question is whether the OEMs can execute and build planes on schedule. This is a “show me” story where it will be key for OEMs to prove that they can ramp up production to realize operating leverage with higher build rates.

Supply Chain: The supply chain is beginning to normalize but is still not at 2019 levels. This has been the main inhibiting factor causing depressed OEM monthly production rates. It has been harder and more expensive to source systems and parts. Over the next two years, the supply chain is expected to return to its 2019 form, which will be a tailwind for more efficient aircraft production.

Aftermarket: The aftermarket is expected to grow at a low double digit compound annual growth rate over the next few years as revenue passenger miles (RPMs) return to the 40 year trend, which is above GDP growth, and OEMs ramp production. In addition, more planes flying means different parts and components will break or be mandated for replacement.

M&A: The M&A pipeline was virtually frozen for three years. Now, large operators are looking to execute more transactions. The opportunity set has become more attractive than in recent years from a valuation and operational perspective as air traffic normalizes. Companies with highly engineered parts that have aftermarket exposure will garner the most attention.

Holdings which contributed positively to performance for the period included: Crane NXT Co. (1.9% of net assets as of June 30, 2023), the renamed Payment & Merchandising Technologies businesses separated from Crane Holdings, has benefitted from operational efficiencies and a greater ability to respond to changes in their respective markets and allowed increased focus on its core competencies; and Honeywell International (6.1%), which operates as a diversified technology company with highly engineered products, including turbine propulsion engines, auxiliary power units, aircraft brake pads, environmental control systems, engine controls, communications and navigation systems, sensors, building automation, catalysts and absorbents and process technology for the petrochemical and refining industries and warehouse automation equipment and software. One of the key drivers of HON’s growth is acquisitions that increase the company’s growth profile globally, creating additional opportunities.

3

Detractors from the portfolio included: Spirit AeroSystems Holdings (5.1%), one of the world’s largest manufacturers of aerostructures for commercial airplanes, defense platforms, and business/regional jets faced increased operating losses and nearly a 15% decline revenues year over year; and Textron Inc. (3.6%), an American industrial conglomerate with subsidiaries including Arctic Cat, Bell Textron, Textron Aviation (which itself includes the Beechcraft, and Cessna brands), and Lycoming Engines. Textron saw manufacturing cash flows drop and a decrease in the number of jets delivered by their aviation division.

Thank you for your confidence and trust.

The views expressed reflect the opinions of the Fund’s portfolio manager and Gabelli Funds, LLC, the Adviser, as of the date of this report and are subject to change without notice based on changes in market, economic, or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

4

Comparative Results

Cumulative Returns through June 30, 2023 (Unaudited)

Total returns and cumulative returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Performance returns for periods of less than one year are not annualized.

Since
Inception
(1/3/23) (a)
Gabelli Commercial Aerospace and Defense ETF (GCAD)
NAV Total Return	3.35%
Investment Total Return (b)	3.44
S&P 500 Index (c)	17.36

(a)	GCAD first issued shares January 3, 2023, and shares commenced trading on the NYSE Arca January 4, 2023.
(b)	Investment total returns are based on the closing market price on the NYSE Arca at the end of the period.
(c)	The S&P 500 Index is a market capitalization weighted index of 500 large capitalization stocks commonly used to represent the U.S. equity market. Dividends are considered reinvested. You cannot invest directly in an index.

In the current prospectus of the Gabelli Commercial Aerospace and Defense ETF dated April 28, 2023, the gross expense ratio for the Fund is 0.90%. The net expense ratio for the Fund after contractual expense waiver by Gabelli Funds, LLC (the Adviser) was 0.00%. The waiver is in effect through April 30, 2024. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains information about these and other matters and should be read carefully before investing. To obtain a prospectus, please visit our website at www.gabelli.com/funds/etfs.

Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are sold or redeemed they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com/ funds/etfs for performance information as of the most recent month end.

5

Discount & Premium Information

Information regarding how often shares of the Fund traded on the New York Stock Exchange Arca at a price above, i.e., at a premium, or below, i.e., at a discount, the NAV can be found at www.gabelli.com/funds/etfs.

Information showing the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads for various time periods is available by visiting the Fund’s website at www.gabelli.com/funds/etfs.

This ETF is different from traditional ETFs. Traditional ETFs tell the public what assets they hold each day. This ETF will not. This may create additional risks for your investment. For example:

You may have to pay more money to trade the ETF’s shares. This ETF will provide less information to traders, who tend to charge more for trades when they have less information.

The price you pay to buy ETF shares on an exchange may not match the value of the ETF’s portfolio. The same is true when you sell shares. These price differences may be greater for this ETF compared with other ETFs because it provides less information to traders.

These additional risks may be even greater in bad or uncertain market conditions.

The differences between this ETF and other ETFs may also have advantages. By keeping certain information about the ETF secret, this ETF may face less risk that other traders can predict or copy its investment strategy. This may improve the ETF’s performance. If other traders are able to copy or predict the ETF’s investment strategy, however, this may hurt the ETF’s performance. For additional information regarding the unique attributes and risks of the ETF, see the Active Shares prospectus/registration statement.

6

Gabelli Commercial Aerospace and Defense ETF

Disclosure of Fund Expenses (Unaudited)

For the Period from January 3, 2023 through June 30, 2023	Expense Table

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All funds have operating expenses. As a shareholder of a fund, you incur two types of costs, transaction costs, which include brokerage commissions on purchases and sales of fund shares, and ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund’s costs in two ways:

Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the period ended June 30, 2023, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which would be described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 01/03/23	Ending Account Value 06/30/23	Annualized Expense Ratio	Expenses Paid During Period
Gabelli Commercial Aerospace and Defense ETF
Actual Fund Return
	$1,000.00	$1,033.50	0.00%	$0.00	(1)
Hypothetical 5% Return
	$1,000.00	$1,024.79	0.00%	$0.00	(2)

(1)	Expenses are equal to the Fund’s annualized expense ratio since inception, multiplied by the average account value over the period, multiplied by the number of days in the period since inception January 3, 2023 through June 30, 2023 (179 days), then divided by 365.
(2)	Expenses are equal to the Fund’s annualized expense ratio since inception, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (181 days), then divided by 365.

7

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of June 30, 2023:

GABELLI COMMERCIAL AEROSPACE AND DEFENSE ETF

Aerospace and Defense	71.9%
Aviation: Parts and Services	18.3%
Other Assets and Liabilities (Net)	9.8%
100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

8

Gabelli Commercial Aerospace and Defense ETF

Schedule of Investments — June 30, 2023 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 90.2%
	Aerospace and Defense — 71.9%
1,320	Albany International Corp.,Cl. A	$139,688	$123,129
2,527	Cadre Holdings Inc.	55,015	55,089
1,370	Crane Co.	97,520	122,094
1,370	Crane NXT Co.	52,506	77,323
200	Elbit Systems Ltd.	34,668	41,792
350	General Dynamics Corp.	83,295	75,302
900	HEICO Corp.	146,205	159,246
2,230	Hexcel Corp.	146,078	169,525
1,170	Honeywell International Inc.	240,834	242,775
2,380	Howmet Aerospace Inc.	94,527	117,953
6,500	Kaman Corp.	159,474	158,145
2,800	Kratos Defense & Security Solutions Inc.†	33,033	40,152
780	L3Harris Technologies Inc.	163,104	152,701
1,080	Leidos Holdings Inc.	107,855	95,558
2,500	Leonardo DRS Inc.†	32,059	43,350
240	Lockheed Martin Corp.	114,002	110,491
940	Mercury Systems Inc.†	42,833	32,515
2,369	Mynaric Agnamens Aktien O N, ADR†	9,404	15,825
320	Northrop Grumman Corp.	163,256	145,856
3,800	Park Aerospace Corp.	48,985	52,440
Shares		Cost	Market Value
1,650	Raytheon Technologies Corp.	$161,816	$161,634
10,473	Redwire Corp.†	23,861	26,706
7,000	Spirit AeroSystems Holdings Inc., Cl. A	230,171	204,330
17,320	Terran Orbital Corp.†	28,697	25,980
2,130	Textron Inc.	157,566	144,052
1,000	The Boeing Co.†	204,784	211,160
6,100	Triumph Group Inc.†	68,485	75,457
		2,839,721	2,880,580
	Aviation: Parts and Services — 18.3%
540	AAR Corp.†	25,597	31,190
2,200	Astronics Corp.†	27,240	43,692
790	Curtiss-Wright Corp.	128,520	145,091
3,780	Ducommun Inc.†	202,466	164,695
1,850	Moog Inc., Cl. A	171,797	200,596
1,220	Woodward Inc.	124,123	145,070
		679,743	730,334
	TOTAL INVESTMENTS — 90.2%	$3,519,464	3,610,914

	Other Assets and Liabilities (Net) — 9.8%		393,957

	NET ASSETS — 100.0%		$4,004,871

†	Non-income producing security.

ADR	American Depositary Receipt

See accompanying notes to financial statements.

9

Gabelli Commercial Aerospace and Defense ETF

Statement of Assets and Liabilities

June 30, 2023 (Unaudited)

Assets:
Investments at value (cost $3,519,464)	$3,610,914
Cash	391,461
Dividends receivable	2,496
Total Assets	4,004,871
Liabilities:
Total Liabilities	—
Net Assets	$4,004,871
Net Assets Consist of:
Paid-in capital	$3,891,376
Total accumulated earnings	113,495
Net Assets	$4,004,871

Shares of Beneficial Interest issued and outstanding, no par value; unlimited number of shares authorized:	155,000
Net Asset Value per share:	$25.84

Statement of Operations

For the Period Ended June 30, 2023* (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $17)	$22,045
Total Investment Income	22,045
Expenses:
Investment advisory fees	15,418
Total Expenses	15,418
Less:
Expenses waived by Adviser (See Note 3)	(15,418)
Net Expenses	—
Net Investment Income	22,045

Net Unrealized Gain/(Loss) on Investments
Net change in unrealized appreciation on investments	91,450
Net Unrealized Gain on Investments	91,450
Net Increase in Net Assets Resulting from Operations	$113,495

*	For the period January 3, 2023 (commencement of investment operations) through June 30, 2023.

See accompanying notes to financial statements.

10

Gabelli Commercial Aerospace and Defense ETF

Statement of Changes in Net Assets (Unaudited)

For the Period Ended
June 30, 2023(a)
Operations:
Net investment income	$22,045
Net change in unrealized appreciation on investments	91,450
Net Increase in Net Assets Resulting from Operations	113,495

Shares of Beneficial Interest Transactions:
Proceeds from sales of shares	3,891,376
Net Increase in Net Assets from Shares of Beneficial Interest Transactions	3,891,376

Net Increase in Net Assets	4,004,871

Net Assets:
Beginning of period	—
End of period	$4,004,871

Changes in Shares Outstanding:
Shares outstanding, beginning of period	—
Shares sold	155,000
Shares outstanding, end of period	155,000

(a)	The Fund commenced investment operations on January 3, 2023.

See accompanying notes to financial statements.

11

Gabelli Commercial Aerospace and Defense ETF

Financial Highlights (Unaudited)

Selected data for a share of beneficial interest outstanding throughout the period:

	Period Ended
	June 30, 2023(a)
Operating Performance:
Net Asset Value, Beginning of Period	$25.00
Net Investment Income(b)	0.16
Net Unrealized Gain on Investments	0.68
Total from Investment Operations	0.84

Net Asset Value, End of Period	$25.84
NAV total return†	3.35%
Market price, End of Period	$25.86
Investment total return††	3.44%
Net Assets, End of Period (in 000’s)	$4,005

Ratio to average net assets of:
Net Investment Income	1.29	%(c)
Operating Expenses Before Waiver	0.90	%(c)
Operating Expenses Net of Waiver	0.00	%(c)
Portfolio Turnover Rate	0%

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the period and sold at the end of the period. Total return for a period of less than one year is not annualized.
††	Based on market price per share. Total return for a period of less than one year is not annualized.
(a)	The Fund commenced investment operations on January 3, 2023.
(b)	Per share data are calculated using the average shares outstanding method.
(c)	Annualized.

See accompanying notes to financial statements.

12

Gabelli Commercial Aerospace and Defense ETF

Notes to Financial Statements (Unaudited)

1. Organization. The Gabelli ETFs Trust (the Trust) was organized on July 26, 2018 as a Delaware statutory trust and Gabelli Commercial Aerospace and Defense ETF (the Fund) commenced investment operations on January 3, 2023. The Fund is a non-diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The Fund is an actively managed ETF, whose investment objective is to seek a high level of total return on its assets with an emphasis on income.

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions, and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations, and its ability to achieve its investment objectives.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the Board) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the Adviser).

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology

13

Gabelli Commercial Aerospace and Defense ETF

Notes to Financial Statements (Unaudited) (Continued)

used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of June 30, 2023 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Total Market Value at 06/30/23
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (a)	$3,610,914	$3,610,914
TOTAL INVESTMENTS IN SECURITIES - ASSETS	$3,610,914	$3,610,914

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

Additional Information to Evaluate Qualitative Information

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, and the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is

14

Gabelli Commercial Aerospace and Defense ETF

Notes to Financial Statements (Unaudited) (Continued)

recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by a Fund and timing differences. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

The tax character of distributions, if any, will be determined at the end of the current year.

Provision for Income Taxes. The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of the Fund’s net investment company taxable income and net capital gains on an annual basis. Therefore, no provision for federal income taxes is required.

The following summarizes the tax cost on investments and the net unrealized appreciation at June 30, 2023:

		Gross	Gross	Net
		Unrealized	Unrealized	Unrealized
	Cost	Appreciation	Depreciation	Appreciation
Investments	$3,519,464	$251,284	$(159,834)	$91,450

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. For the period ended June 30, 2023, the Fund did not incur any income tax, interest, or penalties. The Fund’s federal and state tax returns will remain open and subject to examination for three years. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to these conclusions are necessary.

3. Investment Advisory Agreement and Other Transactions. Pursuant to an Investment Advisory Agreement with the Trust, the Adviser manages the investment of the Fund’s assets. Under the Investment Advisory Agreement, the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 0.90% of the value of its average daily net assets and the Adviser is responsible for substantially all expenses of the Fund, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to the Adviser; and (v) litigation expenses and any extraordinary expenses.

The Adviser has contractually agreed to waive its investment advisory fee of 0.90% on the first $25 million in net assets (the Fee Waiver). The Fee Waiver will continue until at least April 30, 2024 and shall not apply to any brokerage costs, acquired Fund fees and expenses, interest, taxes, and extraordinary expenses that the Fund may incur. This agreement may be terminated only by, or with the consent of, the Fund’s Board of Trustees.

15

Gabelli Commercial Aerospace and Defense ETF

Notes to Financial Statements (Unaudited) (Continued)

During the period ended June 30, 2023, the Adviser waived expenses in the amount of $15,418.

4. Portfolio Securities. Purchases of securities during the period ended June 30, 2023, other than short term securities and U.S. Government obligations, aggregated $3,519,464.

5. Capital Share Transactions. Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (Creation Units) at NAV, in return for securities, other instruments, and/or cash (the Basket). Except when aggregated in Creation Units, shares of the Fund are not redeemable. Transactions in capital shares for the Fund are disclosed in detail in the Statement of Changes in Net Assets. Purchasers and redeemers of Creation Units are charged a transaction fee to cover the estimated cost to the Fund of processing the purchase or redemption, including costs charged to it by the NSCC (National Securities Clearing Corporation) or DTC (Depository Trust Company), and the estimated transaction costs, e.g., brokerage commissions, bid-ask spread, and market impact trading costs, incurred in converting the Basket to or from the desired portfolio composition. The transaction fee is determined daily and will be limited to amounts approved by the Board and determined by the Adviser to be appropriate to defray the expenses that the Fund incurs in connection with the purchase or redemption. The purpose of transaction fees is to protect the Fund’s existing shareholders from the dilutive costs associated with the purchase and redemption of Creation Units. The amount of transaction fees will differ depending on the estimated trading costs for portfolio positions and Basket processing costs and other considerations. Transaction fees may include fixed amounts per creation or redemption transactions, amounts varying with the number of Creation Units purchased or redeemed, and varying amounts based on the time an order is placed. The Fund may impose higher transaction fees when cash is substituted for Basket instruments. Higher transaction fees may apply to purchases and redemptions through the DTC than through the NSCC.

6. Transactions with Affiliates and Other Arrangements. During the period ended June 30, 2023, the Fund paid $14 in brokerage commissions on security trades to G.research, LLC, an affiliate of the Adviser.

The Adviser pays retainer and per meeting fees to Trustees not affiliated with the Adviser, plus specified amounts to the Lead Trustee and Audit Committee Chairman. Trustees are also reimbursed for out of pocket expenses incurred in attending meetings. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Trust.

7. Significant Shareholder. As of June 30, 2023, the Fund’s Adviser and its affiliates beneficially owned 74.6% of the voting securities of the Fund.

8. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

9. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

16

GABELLI COMMERCIAL AEROSPACE AND DEFENSE ETF

One Corporate Center

Rye, NY 10580-1422

Portfolio Manager’s Biography

Lieutenant Colonel G. Anthony (Tony) Bancroft, USMCR, joined the Firm in 2009 as an associate in the alternative investments division and is currently an analyst covering the aerospace and defense and environmental services sectors, with a focus on suppliers to the commercial, military, and regional jet aircraft industry and waste services. He previously served in the United States Marine Corps as an F/A-18 Hornet fighter pilot. Tony graduated with distinction from the United States Naval Academy with a BS in systems engineering and holds an MBA in finance and economics from Columbia Business School.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the contents of the portfolio manager’s commentary are unrestricted. Both the commentary and the financial statements, including the portfolios of investments, will be available on our website at www.gabelli.com.

GABELLI ETFS TRUST GABELLI COMMERCIAL AEROSPACE AND DEFENSE ETF One Corporate Center Rye, New York 10580-1422

t 800-GABELLI (800-422-3554)
f 914-921-5118
e info@gabelli.com
GABELLI.COM

Net Asset Values per share available daily by calling 800-GABELLI after 7:00 P.M.

BOARD OF TRUSTEES

Christopher J. Marangi

Managing Director and

Co-Chief Investment Officer,

GAMCO Investors, Inc.

Portfolio Manager for Gabelli

Funds, LLC

John Birch

Partner,

The Cardinal Partners Global

Anthony S. Colavita

Attorney,

Anthony S. Colavita, P.C.

Michael J. Ferrantino

Chief Executive Officer,

InterEx Inc.

Leslie F. Foley

Attorney

Michael J.Melarkey

Of Counsel,

McDonald Carano Wilson LLP

Agnes Mullady

Former Senior Vice President,

GAMCO Investors, Inc.

Kuni Nakamura

President,

Advanced Polymer, Inc.

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

OFFICERS

John C. Ball

President & Treasurer

Peter Goldstein

Secretary & Vice President

Richard J. Walz

Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN, TRANSFER

AGENT, AND DIVIDEND

DISBURSING AGENT

The Bank of New York

Mellon

LEGAL COUNSEL

Paul Hastings LLP

This report is submitted for the general information of the shareholders of Gabelli Commercial Aerospace and Defense ETF. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GCAD Q2/2023

(b)	Not applicable.

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	The registrant’s certifying officers are not aware of any changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(2)(1)	Not applicable.

(a)(2)(2)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Gabelli ETFs Trust

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Executive Officer

Date	September 6, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Executive Officer

Date	September 6, 2023

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Financial Officer and Treasurer

Date	September 6, 2023

*	Print the name and title of each signing officer under his or her signature.